UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number______811-02753_____________

_ SBL Fund _

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

SBL Fund

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: ___301-296-5100_____

Date of fiscal year end: ___ December 31___

Date of reporting period: _September 30, 2013__

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Series A (StylePlus Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 20.5%
Information Technology - 3.9%
Apple, Inc.	2,760	$1,315,829
International Business Machines Corp.	4,313	798,682
Cisco Systems, Inc.	29,141	682,482
Hewlett-Packard Co.	31,336	657,429
Microsoft Corp.	18,693	622,664
Intel Corp.	23,313	534,334
Corning, Inc.	34,397	501,852
Oracle Corp.	14,502	481,031
QUALCOMM, Inc.	6,771	456,095
Google, Inc. — Class A*	505	442,335
Applied Materials, Inc.	21,917	384,424
EMC Corp.	14,811	378,569
Symantec Corp.	14,632	362,142
TE Connectivity Ltd.	6,859	355,159
Visa, Inc. — Class A	789	150,778
Accenture plc — Class A	1,969	144,997
Automatic Data Processing, Inc.	1,814	131,297
Total Information Technology		8,400,099
Health Care - 3.5%
Pfizer, Inc.	37,990	1,090,693
Johnson & Johnson	9,887	857,104
Merck & Company, Inc.	16,962	807,561
Abbott Laboratories	20,802	690,418
Express Scripts Holding Co.*	11,012	680,321
McKesson Corp.	5,130	658,179
Becton Dickinson and Co.	5,123	512,402
UnitedHealth Group, Inc.	6,967	498,907
Bristol-Myers Squibb Co.	10,455	483,857
Medtronic, Inc.	8,543	454,915
Covidien plc	5,304	323,226
Eli Lilly & Co.	5,267	265,088
AbbVie, Inc.	4,659	208,397
Intuitive Surgical, Inc.*	339	127,556
Baxter International, Inc.	1,906	125,205
Total Health Care		7,783,829
Industrials - 3.5%
General Electric Co.	46,872	1,119,772
General Dynamics Corp.	7,606	665,677
Boeing Co.	5,426	637,555
Waste Management, Inc.	14,683	605,527
Caterpillar, Inc.	6,752	562,914
CSX Corp.	21,030	541,312
United Parcel Service, Inc. — Class B	5,559	507,926
Raytheon Co.	5,574	429,588
Emerson Electric Co.	6,064	392,341
FedEx Corp.	3,417	389,914
Northrop Grumman Corp.	3,882	369,799
Union Pacific Corp.	2,309	358,680
Lockheed Martin Corp.	2,215	282,523
Norfolk Southern Corp.	3,625	280,394
Deere & Co.	2,274	185,081
Ingersoll-Rand plc	2,576	167,286
United Technologies Corp.	1,310	141,244
Illinois Tool Works, Inc.	1,830	139,574
Total Industrials		7,777,107
Consumer Staples - 3.4%
Wal-Mart Stores, Inc.	11,512	851,427
CVS Caremark Corp.	13,165	747,114
Walgreen Co.	13,348	718,122
Procter & Gamble Co.	8,262	624,524
PepsiCo, Inc.	7,807	620,656
Kroger Co.	12,643	510,019
Archer-Daniels-Midland Co.	13,588	500,582
Philip Morris International, Inc.	5,161	446,891
Kimberly-Clark Corp.	4,680	440,950
Altria Group, Inc.	12,483	428,791
Mondelez International, Inc. — Class A	12,113	380,591
Sysco Corp.	11,715	372,888
General Mills, Inc.	6,619	317,182
Coca-Cola Co.	5,337	202,166
Costco Wholesale Corp.	1,322	152,189
Reynolds American, Inc.	2,728	133,072
Total Consumer Staples		7,447,164
Energy - 2.4%
Exxon Mobil Corp.	15,738	1,354,097
Chevron Corp.	5,861	712,112
ConocoPhillips	8,827	613,566
Valero Energy Corp.	17,082	583,351
Anadarko Petroleum Corp.	4,663	433,612
Baker Hughes, Inc.	7,743	380,181
Occidental Petroleum Corp.	3,758	351,523
Phillips 66	5,015	289,967
Marathon Oil Corp.	7,161	249,776
Apache Corp.	2,480	211,147
Devon Energy Corp.	2,298	132,732
Total Energy		5,312,064
Financials - 1.5%
JPMorgan Chase & Co.	14,439	746,353
Wells Fargo & Co.	12,407	512,657
Citigroup, Inc.	9,829	476,805
MetLife, Inc.	7,957	373,581
Legg Mason, Inc.	10,335	345,602
American International Group, Inc.	5,025	244,366
Allstate Corp.	3,391	171,415
Bank of America Corp.	10,734	148,129
Aflac, Inc.	2,266	140,469
Capital One Financial Corp.	2,035	139,886
Total Financials		3,299,263
Consumer Discretionary - 1.2%
Comcast Corp. — Class A	19,002	857,941
Time Warner, Inc.	8,280	544,906
Target Corp.	5,681	363,470
Time Warner Cable, Inc.	2,799	312,369
Ford Motor Co.	14,425	243,350
Walt Disney Co.	2,640	170,254
General Motors Co.*	3,886	139,779
Total Consumer Discretionary		2,632,069
Utilities - 0.6%
NextEra Energy, Inc.	3,368	269,979
DTE Energy Co.	4,072	268,671
American Electric Power Company, Inc.	6,188	268,250

Series A (StylePlus Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 20.5% (continued)
Utilities - 0.6% (continued)
Southern Co.	6,502	$267,752
CenterPoint Energy, Inc.	9,486	227,379
Total Utilities		1,302,031
Telecommunication Services - 0.3%
Verizon Communications, Inc.	9,890	461,468
CenturyLink, Inc.	6,085	190,947
Total Telecommunication Services		652,415
Materials - 0.2%
Mosaic Co.	5,300	228,006
Freeport-McMoRan Copper & Gold, Inc.	4,278	141,516
Total Materials		369,522
Total Common Stocks
(Cost $43,037,661)		44,975,563
EXCHANGE TRADED FUNDS†,4 - 6.0%
Guggenheim Enhanced Short Duration ETF	95,856	4,810,054
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	104,000	2,772,640
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	103,800	2,772,498
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	103,800	2,770,630
Total Exchange Traded Funds
(Cost $13,138,166)		13,125,822
MUTUAL FUNDS†,5 - 3.5%
Floating Rate Strategies Fund Institutional Class	148,618	3,959,196
Macro Opportunities Fund Institutional Class	144,303	3,800,941
Total Mutual Funds
(Cost $8,030,877)		7,760,137
SHORT TERM INVESTMENTS† - 18.8%
Dreyfus Treasury Prime Cash Management Fund	41,420,244	41,420,244
Total Short Term Investments
(Cost $41,420,244)		41,420,244
	Face Amount
ASSET BACKED SECURITIES†† - 14.2%
Geer Mountain Financing Ltd.
2007-1A, 0.57% due 04/01/14[1,2]	$4,700,000	4,664,751
Duane Street CLO IV Ltd.
2007-4A, 0.49% due 11/14/21[1,2]	3,109,214	3,023,711
Apidos CDO VIII
2011-8A, 3.37% due 10/17/21[1,2]	3,000,000	3,000,012
Garrison Funding Ltd.
2013-2A, 2.05% due 09/25/23[1,2]	2,400,000	2,392,180
Newcastle CDO Ltd.
2007-9A, 0.43% due 05/25/52	2,431,086	2,360,227
Brentwood CLO Corp.
2006-1A, 0.54% due 02/01/22[1,2]	1,511,565	1,466,036
2006-1A, 1.09% due 02/01/22[1,2]	600,000	533,812
Foothill CLO Ltd.
2007-1A, 0.51% due 02/22/21[1,2]	1,890,230	1,847,157
Salus CLO Ltd.
2013-1AN, 2.50% due 03/05/21[1,2]	1,700,000	1,709,400
N-Star REL CDO VIII Ltd.
2006-8A, 0.47% due 02/01/41[1,2]	1,496,939	1,349,529
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.51% due 05/15/21[1,2]	1,400,000	1,332,791
Bristol Bay Funding Ltd.
2004-1A, 1.02% due 02/01/16[1,2]	1,322,388	1,319,082
GreenPoint Mortgage Funding Trust
2005-HE4, 0.88% due 07/25/30[1]	1,400,000	1,225,139
FM Leveraged Capital Fund II
2006-2A, 1.86% due 11/15/20[1,2]	1,180,000	1,166,269
TICC CLO LLC
2011-1A, 2.52% due 07/25/21†††,1,2	1,000,000	996,513
Northwoods Capital VII Ltd.
2006-7A, 1.82% due 10/22/21[1,2]	960,000	881,173
Race Point IV CLO Ltd.
2007-4A, 1.02% due 08/01/21[1,2]	500,000	463,838
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.56% due 09/30/22[1,2]	500,000	461,354
Accredited Mortgage Loan Trust
2007-1, 0.31% due 02/25/37[1]	502,560	453,031
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.46% due 03/25/38[1,2]	378,184	362,245
NewStar Trust 2005-1
2005-1A, 0.77% due 07/25/18[1,2]	240,717	240,609
Total Asset Backed Securities
(Cost $31,336,782)		31,248,859
U.S. TREASURY BILLS† - 12.6%
U.S. Treasury Bills[6]
due 10/10/13	17,000,000	16,999,932
due 10/03/13	6,000,000	5,999,994
due 10/31/13	4,800,000	4,799,861
Total U.S. Treasury Bills
(Cost $27,799,972)		27,799,787

Series A (StylePlus Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 8.9%
Financials - 3.6%
Ford Motor Credit Company LLC
7.00% due 04/15/15	$1,630,000	$1,768,663
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	1,550,000	1,613,865
Citigroup, Inc.
1.23% due 07/25/16[1]	1,510,000	1,523,410
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
7.75% due 01/15/16	620,000	640,150
8.00% due 01/15/18	270,000	282,825
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	700,000	703,500
Mack-Cali Realty, LP
5.13% due 02/15/14	680,000	689,537
WEA Finance LLC / WT Finance Aust Pty Ltd.
5.75% due 09/02/15[2]	450,000	489,475
Emigrant Bancorp, Inc.
6.25% due 06/15/14[2]	400,000	398,500
Total Financials		8,109,925
Materials - 2.0%
Glencore Funding LLC
1.42% due 05/27/16[1,2]	2,210,000	2,164,125
Rio Tinto Finance USA plc
1.09% due 06/17/16[1]	1,570,000	1,577,616
Anglo American Capital plc
9.38% due 04/08/14[2]	700,000	729,253
Total Materials		4,470,994
Energy - 1.3%
Ras Laffan Liquefied Natural Gas Company Limited III
5.83% due 09/30/16[2]	2,140,656	2,269,095
Petroleos Mexicanos
2.29% due 07/18/18[1]	660,000	679,800
Total Energy		2,948,895
Industrials - 0.6%
International Lease Finance Corp.
2.20% due 06/15/16[1]	1,100,000	1,094,500
Victor Technologies Group, Inc.
9.00% due 12/15/17	190,000	204,725
Total Industrials		1,299,225
Telecommunication Services - 0.6%
WPP Finance UK
8.00% due 09/15/14	1,200,000	1,279,190
Consumer Staples - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19[2]	590,000	610,650
Consumer Discretionary - 0.3%
ServiceMaster Co.
7.00% due 08/15/20	325,000	307,125
Sabre, Inc.
8.50% due 05/15/19[2]	240,000	259,500
Total Consumer Discretionary		566,625
Information Technology - 0.2%
iGATE Corp.
9.00% due 05/01/16	340,000	364,650
Total Corporate Bonds
(Cost $19,761,635)		19,650,154
SENIOR FLOATING RATE INTERESTS†† - 5.0%
Financials - 1.5%
National Financial Partners
5.25% due 07/01/20	1,516,200	1,526,312
Knight/Getco
5.75% due 11/30/17	1,375,000	1,370,710
First Data Corp.
4.18% due 03/23/18	150,000	148,388
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	139,298	138,254
Total Financials		3,183,664
Information Technology - 1.4%
Travelport Holdings Ltd.
6.25% due 06/26/19	1,885,275	1,905,316
Blue Coat Systems, Inc.
4.50% due 05/31/19	890,000	892,225
Go Daddy Operating Company LLC
4.25% due 12/17/18	286,726	286,069
Total Information Technology		3,083,610
Consumer Discretionary - 0.7%
Pinnacle Entertainment, Inc.
3.75% due 08/15/16	1,372,000	1,375,773
Sears Holdings Corp.
5.50% due 06/30/18	240,000	238,051
Total Consumer Discretionary		1,613,824
Energy - 0.7%
Pacific Drilling
4.50% due 05/18/18	778,050	780,578
Ocean Rig ASA
5.50% due 07/15/16	750,000	757,973
Total Energy		1,538,551
Industrials - 0.4%
Thermasys Corp.
5.25% due 05/03/19	770,000	766,150
Laureate Education, Inc.
5.25% due 06/15/18	124,366	124,445
Total Industrials		890,595
Telecommunication Services - 0.2%
Level 3 Financing, Inc.
4.75% due 08/01/19	430,000	429,192

Series A (StylePlus Large Core Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 5.0% (continued)
Health Care - 0.1%
Apria Healthcare Group, Inc.
6.75% due 04/01/20	$179,550	$180,744
Total Senior Floating Rate Interests
(Cost $10,819,075)		10,920,180
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.8%
Wachovia Bank Commercial Mortgage Trust Series 2007-WHALE 8
2007-WHL8,0.26% due 06/15/20[1,2]	2,885,430	2,848,049
Boca Hotel Portfolio Trust
2013-BOCA,3.23% due 08/15/26[1,2]	1,900,000	1,900,000
SRERS Funding Ltd.
2011-RS,0.43% due 05/09/46[1,2]	1,560,665	1,356,782
COMM 2007-FL14 Mortgage Trust
2007-FL14,0.93% due 06/15/22[1,2]	1,340,253	1,313,770
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,6.33% due 09/10/47[1,2]	1,080,600	1,117,520
GCCFC Commercial Mortgage Trust
2006-FL4A,0.41% due 11/05/21	1,000,000	980,757
Banc of America Large Loan Trust
2007-BMB1,1.28% due 08/15/29[1,2]	950,000	940,727
Total Collateralized Mortgage Obligations
(Cost $10,464,935)		10,457,605
MUNICIPAL BONDS†† - 2.9%
New York - 2.7%
New York City Water & Sewer System Revenue Bonds
0.36% due 06/15/33[1]	3,120,000	3,120,000
City of New York New York General Obligation Unlimited
0.38% due 04/01/35[1]	1,550,000	1,550,000
0.36% due 11/01/26[1]	1,220,000	1,220,000
Total New York		5,890,000
Michigan - 0.2%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	375,000	377,393
Total Municipal Bonds
(Cost $6,265,000)		6,267,393
COMMERCIAL PAPER†† - 3.9%
American Water Capital Corp.
0.26% due 10/01/13	1,700,000	1,700,000
BAT International Finance plc
0.21% due 10/02/13[2]	1,700,000	1,699,988
Nissan Motor Acceptance Corp.
0.24% due 10/02/13[2]	1,700,000	1,699,988
VW Credit Canada, Inc.
0.22% due 10/09/13	1,700,000	1,699,917
Aon Corp.
0.22% due 10/15/13	1,700,000	1,699,855
Total Commercial Paper
(Cost $8,499,748)		8,499,748
Total Investments - 101.1%
(Cost $220,574,095)		$222,125,492
Other Assets & Liabilities, net - (1.1)%		(2,338,102)
Total Net Assets - 100.0%		$219,787,390

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,676,500)	20	$(14,813)

	Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2013 S&P 500 Index Swap, Terminating 10/05/13[3] (Notional Value $173,820,142)	103,369	$5,229,979

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2013.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $47,007,885 (cost $47,246,815), or 21.4% of total net assets.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate.
[4]	Investment in a product that pays a management fee to a party related to the advisor.
[5]	Affiliated funds.
[6]	Zero coupon rate security.

plc — Public Limited Company

Series B (Large Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 95.7%
Financials - 25.7%
Wells Fargo & Co.	272,825	$11,273,128
American International Group, Inc.	179,839	8,745,570
JPMorgan Chase & Co.	146,300	7,562,246
Allstate Corp.	127,050	6,422,378
Berkshire Hathaway, Inc. — Class A*	29	4,941,890
Aon plc	56,750	4,224,470
Reinsurance Group of America, Inc. — Class A	56,330	3,773,547
State Street Corp.	55,650	3,658,987
Bank of America Corp.	241,100	3,327,180
CME Group, Inc. — Class A	33,340	2,463,159
U.S. Bancorp	66,546	2,434,253
Franklin Resources, Inc.	42,730	2,160,002
Ocwen Financial Corp.*	36,940	2,060,143
Citigroup, Inc.	38,080	1,847,261
Home Loan Servicing Solutions Ltd.	74,450	1,638,645
NASDAQ OMX Group, Inc.	42,020	1,348,422
PNC Financial Services Group, Inc.	14,930	1,081,679
Total Financials		68,962,960
Energy - 17.7%
Chevron Corp.	72,770	8,841,554
Apache Corp.	73,092	6,223,054
Whiting Petroleum Corp.*	88,590	5,302,112
Halliburton Co.	109,840	5,288,796
Cameco Corp.	261,200	4,719,884
Phillips 66	61,220	3,539,740
Marathon Oil Corp.	94,300	3,289,184
Exxon Mobil Corp.	36,690	3,156,808
ConocoPhillips	35,510	2,468,300
Suncor Energy, Inc.	65,570	2,346,095
Superior Energy Services, Inc.*	53,310	1,334,882
Chesapeake Energy Corp.	44,290	1,146,225
Total Energy		47,656,634
Industrials - 11.8%
URS Corp.	146,620	7,880,825
Republic Services, Inc. — Class A	191,700	6,395,112
Parker Hannifin Corp.	58,660	6,377,515
United Technologies Corp.	55,680	6,003,418
Quanta Services, Inc.*	180,890	4,976,284
Total Industrials		31,633,154
Information Technology - 9.4%
Computer Sciences Corp.	145,020	7,503,334
TE Connectivity Ltd.	122,760	6,356,513
Cisco Systems, Inc.	268,290	6,283,352
Hewlett-Packard Co.	106,821	2,241,105
NetApp, Inc.	37,400	1,593,988
Global Payments, Inc.	24,466	1,249,723
Total Information Technology		25,228,015
Consumer Staples - 9.2%
CVS Caremark Corp.	139,120	7,895,060
Wal-Mart Stores, Inc.	79,650	5,890,914
Bunge Ltd.	63,640	4,830,912
Mondelez International, Inc. — Class A	136,300	4,282,546
Kraft Foods Group, Inc.	35,743	1,874,363
Total Consumer Staples		24,773,795
Health Care - 7.1%
Aetna, Inc.	120,810	7,734,256
UnitedHealth Group, Inc.	57,300	4,103,253
Teva Pharmaceutical Industries Ltd. ADR	73,390	2,772,674
Sanofi ADR	52,350	2,650,481
Covidien plc	29,000	1,767,260
Mallinckrodt plc*	3,923	172,965
Total Health Care		19,200,889
Consumer Discretionary - 6.9%
Time Warner, Inc.	120,653	7,940,174
Lowe's Companies, Inc.	102,220	4,866,694
Harman International Industries, Inc.	41,110	2,722,715
DeVry, Inc.	73,500	2,246,160
Kohl's Corp.	13,180	682,065
Total Consumer Discretionary		18,457,808
Materials - 4.6%
Dow Chemical Co.	205,350	7,885,440
Coeur Mining, Inc.*	284,400	3,427,020
Potash Corporation of Saskatchewan, Inc.	36,620	1,145,474
Total Materials		12,457,934
Utilities - 2.6%
Edison International	149,030	6,864,322
Telecommunication Services - 0.7%
Windstream Holdings, Inc.	232,532	1,860,256
Total Common Stocks
(Cost $190,986,040)		257,095,767
EXCHANGE TRADED FUNDS† - 0.8%
iShares Russell 1000 Value ETF	24,930	2,148,966
Total Exchange Traded Funds
(Cost $2,044,469)		2,148,966
SHORT TERM INVESTMENTS† - 3.6%
Dreyfus Treasury Prime Cash Management Fund	9,654,503	9,654,503
Total Short Term Investments
(Cost $9,654,503)		9,654,503
Total Investments - 100.1%
(Cost $202,685,012)		$268,899,236
Other Assets & Liabilities, net - (0.1)%		(278,469)
Total Net Assets - 100.0%		$268,620,767

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR — American Depositary Receipt
plc — Public Limited Company

Series C (Money Market Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
SHORT TERM INVESTMENTS† - 37.7%
Dreyfus Treasury Prime Cash Management Fund	31,111,590	$31,111,590
Total Short Term Investments
(Cost $31,111,590)		31,111,590
	Face Amount
ASSET BACKED SECURITIES†† - 0.2%
Small Business Administration Pools
#503303, 0.75% due 04/25/21[1,2]	$72,960	72,971
#503295, 0.75% due 04/25/21[1,2]	45,949	45,955
#502353, 1.00% due 09/25/18[1,2]	18,177	18,233
Total Asset Backed Securities
(Cost $137,108)		137,159
COMMERCIAL PAPER†† - 62.1%
Toyota Motor Credit Corp.
0.14% due 01/09/14	3,300,000	3,298,601
0.06% due 10/29/13	2,100,000	2,099,902
Total Toyota Motor Credit Corp.		5,398,503
General Electric Capital Corp.
0.12% due 12/04/13	2,000,000	1,999,658
0.05% due 11/04/13	1,500,000	1,499,902
0.14% due 01/14/14	1,000,000	999,688
0.17% due 12/04/13	750,000	749,871
Total General Electric Capital Corp.		5,249,119
Societe Generale North America, Inc.
0.40% due 11/13/13	2,800,000	2,799,473
0.38% due 11/13/13	800,000	799,850
0.50% due 10/09/13	500,000	499,994
0.20% due 10/09/13	500,000	499,978
0.40% due 01/31/14	400,000	399,650
0.40% due 10/11/13	138,000	137,998
Total Societe Generale North America, Inc.		5,136,943
Jupiter Securitization Company LLC
0.24% due 12/06/13[3]	3,000,000	2,999,136
0.23% due 03/19/14[3]	1,500,000	1,498,232
0.26% due 01/03/14[3]	600,000	599,720
Total Jupiter Securitization Company LLC		5,097,088
Coca-Cola Co.
0.13% due 12/18/13[3]	3,000,000	2,999,566
0.12% due 10/16/13[3]	1,000,000	999,978
0.09% due 12/19/13[3]	1,000,000	999,851
Total Coca-Cola Co.		4,999,395
ING US Funding LLC
0.33% due 03/12/14	3,000,000	2,995,558
0.30% due 11/26/13	825,000	824,747
0.16% due 11/27/13	800,000	799,748
Total ING US Funding LLC		4,620,053
Prudential plc
0.20% due 11/07/13[3]	2,000,000	1,999,652
0.25% due 01/02/14[3]	2,000,000	1,998,877
Total Prudential plc		3,998,529
Wal-Mart Stores, Inc.
0.06% due 11/12/13[3]	3,000,000	2,999,896
Nestle Capital Corp.
0.06% due 12/03/13[3]	3,000,000	2,999,835
General RE Corp.
0.10% due 11/05/13	3,000,000	2,999,598
Barton Capital LLC
0.16% due 11/18/13[3]	3,000,000	2,999,592
Sheffield Receivables Corp.
0.19% due 11/01/13[3]	1,500,000	1,499,812
0.17% due 10/10/13[3]	700,000	699,970
0.16% due 10/02/13[3]	510,000	509,998
Total Sheffield Receivables Corp.		2,709,780
American Honda Finance Corp.
0.10% due 11/07/13	1,200,000	1,199,847
John Deere Capital Corp.
0.05% due 10/04/13[3]	800,000	799,997
Total Commercial Paper
(Cost $51,205,104)		51,208,175
Total Investments - 100.0%
(Cost $82,453,802)		$82,456,924
Other Assets & Liabilities, net - 0.0%		8,281
Total Net Assets - 100.0%		$82,465,205

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2013.
[2]	Maturity date indicated is next interest reset date.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $26,604,111 (cost $26,602,412), or 32.3% of total net assets.

plc — Public Limited Company

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.1%
Consumer Staples - 18.5%
Altria Group, Inc.	147,000	$5,049,450
Wal-Mart Stores, Inc.	61,800	4,570,728
General Mills, Inc.	94,700	4,538,025
Kimberly-Clark Corp.	47,000	4,428,340
Costco Wholesale Corp.	19,600	2,256,352
Safeway, Inc.	70,500	2,255,295
Lawson, Inc.	23,300	1,822,757
Dr Pepper Snapple Group, Inc.	39,200	1,756,944
Metcash Ltd.	498,900	1,489,323
Campbell Soup Co.	32,300	1,314,933
PepsiCo, Inc.	12,200	969,900
Archer-Daniels-Midland Co.	24,900	917,316
Lorillard, Inc.	19,500	873,210
Hershey Co.	7,300	675,250
George Weston Ltd.	7,300	574,098
Green Mountain Coffee Roasters, Inc.*	6,000	451,980
Kellogg Co.	7,300	428,729
Tyson Foods, Inc. — Class A	12,300	347,844
Monster Beverage Corp.*	4,900	256,025
Total Consumer Staples		34,976,499
Consumer Discretionary - 14.0%
Target Corp.	42,000	2,687,160
McDonald's Corp.	24,000	2,309,040
Kohl's Corp.	36,200	1,873,350
Family Dollar Stores, Inc.	26,000	1,872,520
Darden Restaurants, Inc.	36,200	1,675,698
Shaw Communications, Inc. — Class B	70,100	1,627,811
Garmin Ltd.	34,500	1,559,055
Sankyo Company Ltd.	29,900	1,458,499
Singapore Press Holdings Ltd.	412,500	1,351,499
Magna International, Inc.	15,700	1,294,756
Advance Auto Parts, Inc.	12,300	1,016,964
Next plc	9,900	826,135
PetSmart, Inc.	9,900	754,974
Tabcorp Holdings Ltd.	245,600	751,498
InterContinental Hotels Group plc	24,500	714,278
British Sky Broadcasting Group plc	48,900	688,677
McDonald's Holdings Company Japan Ltd.	24,000	661,160
Nikon Corp.	37,000	644,771
Telenet Group Holding N.V.	12,200	607,401
NOK Corp.	38,200	593,790
Whitbread plc	10,000	479,644
Marks & Spencer Group plc	49,400	397,039
Compass Group plc	24,400	335,735
TJX Companies, Inc.	4,800	270,672
ProSiebenSat.1 Media AG	4,989	211,910
Total Consumer Discretionary		26,664,036
Financials - 13.8%
Banco Santander S.A.	356,400	2,906,160
Annaly Capital Management, Inc.	188,600	2,183,988
American Capital Agency Corp.	95,000	2,144,150
Daito Trust Construction Company Ltd.	20,800	2,075,768
National Australia Bank Ltd.	62,100	1,988,220
Stockland	513,200	1,852,777
Hannover Rueck SE	24,900	1,830,996
ICAP plc	296,400	1,795,433
Insurance Australia Group Ltd.	295,500	1,618,159
CFS Retail Property Trust Group	737,000	1,375,064
Progressive Corp.	49,700	1,353,331
Intact Financial Corp.	22,400	1,343,448
Zurich Insurance Group AG	3,600	927,078
RSA Insurance Group plc	415,000	811,526
Japan Real Estate Investment Corp.	60	700,712
Bendigo and Adelaide Bank Ltd.	73,700	688,907
WR Berkley Corp.	9,900	424,314
Aeon Mall Company Ltd.	7,900	234,187
Delta Lloyd N.V.	316	6,724
Aegon N.V.	611	4,521
Total Financials		26,265,463
Telecommunication Services - 13.3%
Deutsche Telekom AG	360,100	5,219,441
Telstra Corporation Ltd.	746,300	3,460,153
NTT DOCOMO, Inc.	165,000	2,672,228
BCE, Inc.	49,300	2,106,793
Bezeq The Israeli Telecommunication Corporation Ltd.	1,021,500	1,878,674
Belgacom S.A.	69,200	1,839,405
Telecom Corporation of New Zealand Ltd.	882,700	1,704,337
Windstream Holdings, Inc.	198,900	1,591,200
Frontier Communications Corp.	323,300	1,348,161
Nippon Telegraph & Telephone Corp.	22,900	1,183,438
Elisa Oyj	49,400	1,177,447
Orange S.A.	73,771	924,969
Vodafone Group plc	68,381	239,098
Total Telecommunication Services		25,345,344
Utilities - 12.2%
GDF Suez	171,500	4,308,089
Consolidated Edison, Inc.	52,100	2,872,794
Southern Co.	59,100	2,433,737
CLP Holdings Ltd.	234,500	1,909,348
Power Assets Holdings Ltd.	208,400	1,864,774
Cheung Kong Infrastructure Holdings Ltd.	232,600	1,611,971
TransAlta Corp.	123,000	1,597,666
Entergy Corp.	24,400	1,541,836
Pepco Holdings, Inc.	61,600	1,137,136
Osaka Gas Company Ltd.	258,900	1,100,918
National Grid plc	85,600	1,011,542
Tokyo Gas Company Ltd.	182,100	996,641
SP AusNet	738,500	826,718
Total Utilities		23,213,170
Health Care - 10.7%
Bristol-Myers Squibb Co.	90,900	4,206,852
AstraZeneca plc	78,800	4,101,682
Cardinal Health, Inc.	61,800	3,222,870
WellPoint, Inc.	32,900	2,750,769

Series D (World Equity Income Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Health Care - 10.7% (continued)
HCA Holdings, Inc.	46,000	$1,966,500
Coloplast A/S — Class B	20,000	1,138,705
UnitedHealth Group, Inc.	14,900	1,066,989
Eli Lilly & Co.	14,700	739,851
Takeda Pharmaceutical Company Ltd.	14,700	693,128
Eisai Company Ltd.	9,900	401,841
Total Health Care		20,289,187
Industrials - 8.0%
Lockheed Martin Corp.	44,200	5,637,710
Bouygues S.A.	52,200	1,904,762
ANA Holdings, Inc.	603,700	1,314,260
Sumitomo Corp.	90,600	1,218,446
ITOCHU Corp.	95,900	1,172,653
TransDigm Group, Inc.	7,300	1,012,510
Hopewell Holdings Ltd.	302,400	1,011,785
ACS Actividades de Construccion y Servicios S.A.	24,400	775,651
ALS Ltd.	61,400	601,427
Bureau Veritas S.A.	9,800	308,881
AP Moeller - Maersk A/S — Class B	19	174,206
AP Moeller - Maersk A/S — Class A	8	69,186
TNT Express N.V.	89	812
Total Industrials		15,202,289
Information Technology - 4.4%
Canon, Inc.	103,800	3,305,126
ASML Holding N.V.	12,100	1,194,860
Apple, Inc.	2,400	1,144,200
Leidos Holdings, Inc.*	19,725	897,882
Intel Corp.	37,100	850,332
AAC Technologies Holdings, Inc.	151,800	689,922
Science Applications International Corp.*	11,271	380,411
Total Information Technology		8,462,733
Energy - 3.5%
Seadrill Ltd.	62,000	2,781,633
Canadian Oil Sands Ltd.	61,300	1,187,807
Total S.A.	20,300	1,177,908
Bonavista Energy Corp.	73,500	922,594
TonenGeneral Sekiyu K.K.	73,900	681,865
Total Energy		6,751,807
Materials - 0.7%
Barrick Gold Corp.	49,100	914,229
Agnico Eagle Mines Ltd.	19,200	508,476
Total Materials		1,422,705
Total Common Stocks
(Cost $185,811,376)		188,593,233
SHORT TERM INVESTMENTS† - 0.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund	510,019	510,019
Total Short Term Investments
(Cost $510,019)		510,019
Total Investments - 99.4%
(Cost $186,321,395)		$189,103,252
Other Assets & Liabilities, net - 0.6%		1,233,465
Total Net Assets - 100.0%		$190,336,717

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc —	Public Limited Company

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited )	September 30, 2013

	Shares	Value
PREFERRED STOCKS†† - 2.4%
Aspen Insurance Holdings Ltd.
5.95%†,1,2	40,000	$949,200
Wells Fargo & Co.
5.85%†,1,2	15,000	358,050
Morgan Stanley
7.13%†,1,2	10,000	252,000
Woodbourne Capital Trust II
0.00%*,1,2,3,4	300,000	163,717
Woodbourne Capital Trust III
0.00%*,1,2,3,4	300,000	163,717
Woodbourne Capital Trust I
0.00%*,1,2,3,4	300,000	163,717
Woodbourne Capital Trust IV
0.00%*,1,2,3,4	300,000	163,716
Total Preferred Stocks
(Cost $2,830,796)		2,214,117
SHORT TERM INVESTMENTS† - 6.0%
Dreyfus Treasury Prime Cash Management Fund	5,614,806	5,614,806
Total Short Term Investments
(Cost $5,614,806)		5,614,806
	Face Amount
ASSET BACKED SECURITIES†† - 43.3%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	$2,163,477	2,154,853
Argent Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-W3, 0.52% due 11/25/35[1]	1,911,907	1,750,068
Northwoods Capital VIII Ltd.
2007-8A, 2.26% due 07/28/22[1,4]	1,750,000	1,632,910
Emporia Preferred Funding
1.21% due 10/18/18	1,800,000	1,632,326
T2 Income Fund CLO Ltd.
2007-1A, 1.77% due 07/15/19[1,4]	1,450,000	1,364,371
2007-1X, 1.77% due 07/15/19[1]	250,000	235,236
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4]	1,250,000	1,249,247
2013-1, 6.35% due 10/15/38[4]	250,000	249,791
West Coast Funding Ltd.
2006-1A, 0.40% due 11/02/41[1,4]	1,374,182	1,310,620
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.46% due 07/09/17	1,280,000	1,197,449
Gleneagles CLO Ltd.
2005-1A, 0.82% due 11/01/17[1,4]	1,250,000	1,185,826
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/43[4]	1,141,375	1,137,893
Grayson CLO Ltd.
2006-1A, 0.68% due 11/01/21[1,4]	1,250,000	1,118,631
Battalion CLO II Ltd.
2012-2A, 4.27% due 11/15/19[1,4]	1,100,000	1,077,345
Telos Clo 2007-2 Ltd.
2007-2A, 2.47% due 04/15/22[1,4]	1,100,000	1,004,690
RAIT CRE CDO I Ltd.
0.51% due 11/20/46[1]	1,217,522	1,001,436
Knightsbridge CLO
2007-1A, 3.02% due 01/11/22[1,4]	1,000,000	1,000,000
Great Lakes CLO 2012-1 Ltd.
2012-1A, 4.37% due 01/15/23[1,4]	1,000,000	991,821
Telos CLO Ltd.
2013-3A, 3.27% due 01/17/24[1,4]	1,000,000	974,209
Alm Loan Funding
2013-7R2A, 2.86% due 04/24/24[1,4]	1,000,000	958,333
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.51% due 05/15/21[1,4]	1,000,000	951,994
Newcastle Cdo Viii 1 Ltd.
2006-8A, 0.46% due 11/25/52[1,4]	1,038,119	945,309
N-Star Real Estate CDO IX Ltd.
0.51% due 02/01/41[3]	997,960	906,958
Drug Royalty II Limited Partnership 1
2012-1, 4.27% due 01/15/25[1,4]	873,701	888,387
Newstar Trust
2012-2A, 3.52% due 01/20/23[1,4]	500,000	503,647
2013-1A, 4.95% due 09/20/23[1,4]	350,000	354,772
CGRBS_13-VNO5
3.70% due 03/15/35	900,000	784,040
Rockwall CDO II Ltd.
2007-1A, 0.82% due 08/01/24[1,4]	900,000	767,137
MCF CLO LLC
3.82% due 04/20/23	750,000	748,582
ACIS 2013-2A
0.00% due 10/14/22[1,4]	750,000	736,588
ICE EM CLO
2007-1A, 1.00% due 08/15/22[1,4]	750,000	700,332
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.52% due 02/01/23[1,4]	550,000	546,650
Fraser Sullivan CLO VI Ltd.
2011-6A, 4.76% due 11/22/22[1,4]	500,000	500,204

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited )	September 30, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 43.3% (continued)
Avis Budget Rental Car Funding AESOP LLC
2013-2A, 4.00% due 05/21/18[4]	$500,000	$500,167
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.44% due 04/25/36[1]	600,000	498,472
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.54% due 08/15/56[1,4]	624,879	490,016
Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust
2007-HE1, 0.32% due 07/25/37[1,4]	586,125	486,542
Golub Capital Partners Fundings Ltd.
2007-1A, 1.00% due 03/15/22[1,4]	500,000	470,228
Latitude CLO II Corp.
2006-2A, 1.05% due 12/15/18[1,4]	500,000	462,744
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	400,000	399,500
N-Star REL CDO VIII Ltd.
2006-8A, 0.54% due 02/01/41†††,1,4	500,000	382,749
Acis CLO 2013-1 Ltd.
2013-1A, 3.22% due 04/18/24[1,4]	400,000	382,467
Eastland CLO Ltd.
2007-1A, 0.67% due 05/01/22[1,4]	400,000	351,612
Cerberus Offshore Levered I, LP
2012-1A, 4.93% due 11/30/18[1,4]	350,000	349,990
Northwoods Capital VII Ltd.
2006-7A, 1.82% due 10/22/21[1,4]	350,000	321,261
Newcastle CDO Ltd.
2007-9A, 0.43% due 05/25/52	324,145	314,697
Salus CLO Ltd.
2013-1AN, 4.00% due 03/05/21[1,4]	300,000	300,107
Westwood CDO I Ltd.
2007-1A, 0.92% due 03/25/21[1,4]	300,000	268,500
GreenPoint Mortgage Funding Trust
2005-HE4, 0.88% due 07/25/30[1]	300,000	262,530
Citigroup Commercial Mortgage Trust 2013-375P
3.63% due 05/10/35	300,000	254,507
Ivy Hill Middle Market Credit Fund Ltd.
2011-3A, 6.27% due 01/15/22[1,4]	250,000	251,111
Garrison Funding Ltd.
2013-2A, 3.65% due 09/25/23[1,4]	250,000	249,087
Carlyle Global Market Strategies CLO 2012-3 Ltd.
2012-3A, 0.00% due 10/14/24[4,7]	250,000	242,924
STORE Master Funding LLC
2013-2A, 4.37% due 07/20/43[4]	99,759	100,608
2013-1A, 4.16% due 03/20/43[4]	99,238	98,055
GSAA Home Equity Trust
2007-7, 0.45% due 07/25/37[1]	235,808	196,404
New Century Home Equity Loan Trust Series
2005-1, 0.66% due 03/25/35[1]	197,920	168,348
Continental Airlines 2012-1 Class B Pass Through Trust
6.25% due 04/11/20	125,000	128,750
Aircraft Certificate Owner Trust 2003
2003-1A, 6.46% due 09/20/22[3,4]	124,392	125,313
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.44% due 08/25/35[1]	86,347	85,628
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.46% due 03/25/38[1,4]	63,882	61,190
First Frankin Mortgage Loan Trust
2006-FF1, 0.52% due 01/25/36[1]	50,000	42,194
Total Asset Backed Securities
(Cost $40,401,405)		40,807,356
CORPORATE BONDS†† - 38.2%
Financials - 19.4%
Infinity Property & Casualty Corp.
5.00% due 09/19/22	1,500,000	1,473,722
Prudential Financial, Inc.
5.63% due 06/15/43[1]	1,500,000	1,412,820
JPMorgan Chase & Co.
5.15% due 12/31/49[1,2]	1,500,000	1,312,500
Macquarie Group Ltd.
6.25% due 01/14/21[4]	750,000	814,567
7.63% due 08/13/19[4]	300,000	353,514
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	1,100,000	1,080,759
EPR Properties
5.25% due 07/15/23	1,000,000	970,862
5.75% due 08/15/22	100,000	100,896
First American Financial Corp.
4.30% due 02/01/23	1,100,000	1,064,689
Amtrust Financial Services, Inc.
6.13% due 08/15/23[4]	1,000,000	1,000,000
Hospitality Properties Trust
4.50% due 06/15/23	900,000	864,522
5.00% due 08/15/22	100,000	99,872
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	1,100,000	946,000
General Electric Capital Corp.
5.25% due 06/29/49[1,2]	750,000	695,250
7.13% due 12/15/49[1,2]	230,000	250,125
Fifth Third Bancorp
5.10% due 12/31/49[1,2]	870,000	756,900
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20[4]	700,000	700,000

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited )	September 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 38.2% (continued)
Financials - 19.4% (continued)
Jones Lang LaSalle, Inc.
4.40% due 11/15/22	$700,000	$685,698
Lancashire Holdings Ltd.
5.70% due 10/01/22[4]	700,000	635,782
StanCorp Financial Group, Inc.
5.00% due 08/15/22	600,000	599,231
Nuveen Investments, Inc.
9.13% due 10/15/17[4]	565,000	555,113
Credit Suisse AG
6.50% due 08/08/23[4]	500,000	506,250
National Rural Utilities Cooperative Finance Corp.
4.75% due 04/30/43[1]	500,000	462,500
Bank of New York Mellon Corp.
4.50% due 12/31/49[1,2]	440,000	380,600
Allstate Corp.
5.75% due 08/15/53[1]	250,000	243,750
Residential Capital LLC
8.50% due 06/01/12[5]	650,000	208,000
Emigrant Bancorp, Inc.
6.25% due 06/15/14[4]	100,000	99,625
Total Financials		18,273,547
Consumer Discretionary - 5.5%
Sabre, Inc.
8.50% due 05/15/19[4]	1,000,000	1,081,250
US Airways 2013-1 Class A Pass Through Trust
3.95% due 11/15/25	1,000,000	925,000
Hawaiian Airlines 2013-1 Class A Pass Through Certificates
3.90% due 01/15/26	800,000	732,000
WMG Acquisition Corp.
11.50% due 10/01/18	555,000	639,637
Northern Group Housing LLC
6.80% due 08/15/53[4]	600,000	614,988
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	320,000	332,800
GRD Holdings III Corp.
10.75% due 06/01/19[4]	250,000	265,000
International Game Technology
5.35% due 10/15/23	250,000	255,394
Stanadyne Corp.
10.00% due 08/15/14	180,000	171,900
Caesars Entertainment Operating Company, Inc.
9.00% due 02/15/20	115,000	107,813
Total Consumer Discretionary		5,125,782
Materials - 4.9%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4]	1,100,000	912,035
4.45% due 11/15/21[4]	500,000	429,920
Freeport-McMoRan Copper & Gold, Inc.
3.88% due 03/15/23[4]	1,100,000	1,014,149
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	1,050,000	885,114
Barrick Gold Corp.
4.10% due 05/01/23	625,000	550,374
APERAM
7.75% due 04/01/18[4]	510,000	502,350
IAMGOLD Corp.
6.75% due 10/01/20[4]	370,000	322,825
Total Materials		4,616,767
Energy - 4.5%
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20[4]	1,100,000	1,111,000
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	1,000,000	1,000,000
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	550,000	548,625
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
10.75% due 10/01/20[4]	500,000	525,000
SESI LLC
7.13% due 12/15/21	250,000	273,125
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/20[4]	250,000	260,625
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	200,000	207,500
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corporation II
8.38% due 06/01/20	150,000	156,000

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited )	September 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 38.2% (continued)
Energy - 4.5% (continued)
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	$110,000	$115,500
Total Energy		4,197,375
Industrials - 2.6%
Penske Truck Leasing Company Lp / PTL Finance Corp.
4.88% due 07/11/22[4]	1,300,000	1,323,858
Chicago Bridge & Iron Co.
5.15% due 12/27/22[3]	750,000	716,286
SBM Baleia Azul Sarl
5.50% due 09/15/27[3]	483,350	411,815
Total Industrials		2,451,959
Telecommunication Services - 0.7%
Avaya, Inc.
7.00% due 04/01/19[4]	600,000	561,000
Zayo Group LLC / Zayo Capital, Inc.
10.13% due 07/01/20	120,000	137,700
Total Telecommunication Services		698,700
Information Technology - 0.6%
First Data Corp.
8.75% due 01/15/22[4]	250,000	260,625
VeriSign, Inc.
4.63% due 05/01/23[4]	200,000	188,000
Broadridge Financial Solutions, Inc.
3.95% due 09/01/20	100,000	100,977
Total Information Technology		549,602
Total Corporate Bonds
(Cost $38,153,994)		35,913,732
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.9%
COMM 2006-FL12 Mortgage Trust
2006-FL12, 0.47% due 12/15/20[1,4]	489,217	474,427
2006-FL12, 0.31% due 12/15/20[1,4]	327,518	323,793
2006-FL12, 0.41% due 12/15/20[1,4]	326,107	318,182
2006-FL12, 0.52% due 12/15/20[1,4]	163,072	158,306
Alternative Loan Trust
2003-18CB, 5.25% due 09/25/33	1,212,035	1,240,972
Boca Hotel Portfolio Trust
2013-BOCA, 3.23% due 08/15/26[1,4]	1,000,000	1,000,000
VNO 2012-6AVE Mortgage Trust
2012-6AVE, 3.45% due 11/15/30[1,4]	1,100,000	927,720
BBCMS Trust 2013-TYSN
3.71% due 09/05/32[4]	900,000	808,623
Sequoia Mortgage Trust
2013-7, 2.50% due 06/25/43[1]	640,043	572,290
SRERS Funding Ltd.
2011-RS, 0.43% due 05/09/46[1,4]	390,166	339,195
Credit Suisse Mortgage Capital Certificates
2006-TF2A, 0.58% due 10/15/21[1,4]	250,000	242,070
JP Morgan Mortgage Trust
2006-A3, 2.85% due 04/25/36[1]	79,107	66,321
Total Collateralized Mortgage Obligations
(Cost $6,591,486)		6,471,899
SENIOR FLOATING RATE INTERESTS†† - 5.8%
Consumer Discretionary - 1.8%
Landry's, Inc.
4.75% due 04/24/18	693,829	698,165
Digital Insight
5.50% due 08/01/19	500,000	500,000
Ollies Bargain Outlet
5.25% due 09/28/19	446,626	446,626
Total Consumer Discretionary		1,644,791
Industrials - 1.6%
ServiceMaster Co.
4.25% due 01/31/17	992,500	965,832
AABS Ltd.
4.87% due 01/12/38	479,167	481,562
Emerald Expositions
5.50% due 06/12/20	99,750	100,187
Total Industrials		1,547,581
Telecommunication Services - 1.0%
Cablevision Systems
2.68% due 04/17/20	472,625	466,783
Asurion Corp.
4.50% due 05/24/19	471,438	466,648
Total Telecommunication Services		933,431
Information Technology - 0.8%
Travelport Holdings Ltd.
6.25% due 06/26/19	498,750	504,052
Magic Newco, LLC
5.00% due 05/30/18	249,375	249,063
Total Information Technology		753,115
Health Care - 0.3%
One Call Medical, Inc.
5.50% due 08/19/19	300,000	300,750
Financials - 0.3%
National Financial Partners
5.25% due 07/01/20	199,500	200,830
American Stock Transfer & Trust
5.75% due 06/26/20	99,750	99,875
Total Financials		300,705
Total Senior Floating Rate Interests
(Cost $5,460,300)		5,480,373

Series E (Total Return Bond Series)
SCHEDULE OF INVESTMENTS (Unaudited )	September 30, 2013

	Face Amount	Value
MORTGAGE BACKED SECURITIES†† - 2.2%
Fannie Mae[6]
2013-28, 3.00% due 04/25/43	$930,988	$792,221
2013-34, 3.00% due 04/25/43	354,831	307,942
2013-17, 2.50% due 03/25/43	303,803	269,942
1990-68, 6.95% due 07/25/20	1,132	1,249
1990-103,7.50% due 09/25/20	310	340
Freddie Mac[6]
2013-4184, 3.00% due 03/15/43	396,050	338,748
2013-4180, 3.00% due 03/15/43	335,729	286,236
2013-4224, 3.00% due 07/15/43	100,112	85,185
1990-188,7.00% due 09/15/21	506	564
Ginnie Mae
#518436, 7.25% due 09/15/29	9,787	11,494
Total Mortgage Backed Securities
(Cost $2,365,990)		2,093,921
Total Investments - 104.8%
(Cost $101,418,777)		$98,596,204
Other Assets & Liabilities, net - (4.8)%		(4,548,682)
Total Net Assets - 100.0%		$94,047,522

INTEREST RATE SWAP AGREEMENTS††

							Unrealized
	Receive	Floating	Fixed	Maturity	Notional	Market	Appreciation/
Counterparty	Floating Rate	Rate Index	Rate	Date	Amount	Value	(Depreciation)
Merrill Lynch	Receive	3-Month USD-LIBOR	1.70%	08/29/18	$4,950,000	$51,527	$51,527
Merrill Lynch	Receive	3-Month USD-LIBOR	3.68%	08/29/43	1,200,000	7,990	7,990
Merrill Lynch	Receive	3-Month USD-LIBOR	1.97%	09/09/18	4,650,000	104,595	104,595
Merrill Lynch	Receive	3-Month USD-LIBOR	3.89%	09/09/43	250,000	11,220	11,220
Merrill Lynch	Receive	3-Month USD-LIBOR	1.59%	09/26/18	8,750,000	23,498	23,498
Merrill Lynch	Receive	3-Month USD-LIBOR	3.65%	09/26/43	400,000	(807)	(807)
							$198,023

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2013.
[2]	Perpetual maturity.
[3]	Illiquid security.
[4]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $49,484,891 (cost $49,927,159), or 52.6% of total net assets.
[5]	Security is in default of interest and/or principal obligations.
[6]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[7]	Residual interest.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
PREFERRED STOCKS† - 0.5%
Aspen Insurance Holdings Ltd.
5.95% [1,2]	10,000	$237,300
Total Preferred Stocks
(Cost $250,000)		237,300
SHORT TERM INVESTMENTS† - 14.0%
Federated U.S. Treasury Cash Reserve Fund	6,394,221	6,394,221
Total Short Term Investments
(Cost $6,394,221)		6,394,221
	Face Amount
SENIOR FLOATING RATE INTERESTS†† - 84.9%
Consumer Discretionary - 18.0%
AlixPartners, LLP
5.00% due 07/10/20	$699,248	706,241
Hilton Worldwide Holdings, Inc.
4.00% due 09/23/20	600,000	598,908
Sears Holdings Corp.
5.50% due 06/30/18	500,000	495,940
Playa Resorts Holdings
4.75% due 08/09/19	400,000	402,000
Steinway Musical Instruments, Inc.
4.75% due 09/19/19	200,000	200,750
9.25% due 09/18/20	200,000	200,000
Rite Aid Corp.
4.88% due 06/21/21	400,000	400,624
Totes Isotoner Corp.
7.25% due 07/07/17	400,000	400,000
Digital Insight
5.50% due 08/01/19	400,000	400,000
Boyd Gaming Corp.
4.00% due 08/14/20	400,000	398,900
ValleyCrest Companies LLC
5.50% due 06/13/19	399,000	398,086
Lions Gate Entertainment Corp.
5.00% due 07/18/20	400,000	398,000
Smart & Final Stores LLC
4.50% due 11/15/19	397,995	396,802
Guitar Center, Inc.
6.25% due 04/09/17	398,950	390,225
Fleetpride Corp.
5.25% due 11/19/19	398,997	384,035
Edmentum, Inc.
6.00% due 05/17/18	310,978	312,013
Pinnacle Entertainment, Inc.
3.75% due 08/13/20	299,250	298,786
Horseshoe Baltimore
8.25% due 07/02/20	250,000	256,875
Warner Music Group
3.75% due 07/01/20	250,000	248,673
Hoyts Group Holdings LLC
4.00% due 05/30/20	249,375	248,128
BJ's Wholesale Club, Inc.
4.25% due 09/26/19	199,499	198,613
Party City Holdings, Inc.
4.25% due 07/27/19	198,997	198,168
Ollies Bargain Outlet
5.25% due 09/28/19	149,623	149,623
Jarden Corp.
6.00% due 09/30/20	100,000	99,826
Total Consumer Discretionary		8,181,216
Industrials - 15.2%
Quikrete
4.00% due 09/18/20	500,000	499,555
US Shipping Corp.
9.00% due 04/30/18	399,000	406,980
Minimax Viking
4.50% due 08/07/20	400,000	400,252
Information Resources, Inc.
4.75% due 09/26/20	400,000	400,000
Mei Conlux Holdings
5.00% due 08/21/20	400,000	399,832
Dematic S.A.
5.25% due 12/28/19	397,995	399,320
US Infrastructure Corp.
4.75% due 07/10/20	400,000	398,624
Laureate Education, Inc.
5.25% due 06/15/18	398,352	398,602
Thermasys Corp.
5.25% due 05/03/19	400,000	398,000
Doncasters Group Ltd.
9.50% due 10/09/20	400,000	397,752
Sabre, Inc.
4.50% due 02/19/19	400,000	397,500
Rexnord LLC/ RBS Global, Inc.
4.00% due 08/21/20	400,000	395,000
ServiceMaster Co.
4.25% due 01/31/17	397,995	387,301
Emerald Expositions
5.50% due 06/12/20	299,250	300,561
US Air, Inc.
4.25% due 05/23/19	250,000	248,215
PACT Group
3.75% due 05/22/20	249,375	245,011
NaNa Development Corp.
8.00% due 03/15/18	237,500	237,500
Power Borrower, LLC
4.25% due 05/06/20	221,667	218,065
Press Ganey
4.25% due 04/20/18	156,688	155,807
Evergreen Tank Solutions, Inc.
9.50% due 09/28/18	148,125	147,384
Panda Power
7.50% due 08/20/20	100,000	101,000
Total Industrials		6,932,261
Information Technology - 11.3%
Travelport Holdings Ltd.
6.25% due 06/26/19	616,850	623,407
Magic Newco, LLC
12.00% due 06/01/19	250,000	286,668
5.00% due 05/30/18	149,625	149,438
LANDesk Group, Inc.
5.25% due 08/07/20	399,000	400,496

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 84.9% (continued)
Information Technology - 11.3% (continued)
EIG Investors Corp.
6.25% due 11/09/19	$398,998	$400,246
Activision Blizzard
3.25% due 07/26/20	400,000	399,332
Deltek, Inc.
5.00% due 10/10/18	398,995	399,294
Aspect Software, Inc.
7.00% due 05/07/16	395,000	395,000
SumTotal Systems
6.25% due 11/16/18	376,319	374,596
ION Trading Technologies Ltd.
4.50% due 05/22/20	199,500	199,085
8.25% due 05/21/21	150,000	149,813
Go Daddy Operating Company LLC
4.25% due 12/17/18	349,365	348,565
Spectrum Brands, Inc.
3.50% due 08/13/19	300,000	299,625
Blue Coat Systems, Inc.
4.50% due 05/31/19	250,000	250,625
CCC Information Services, Inc.
4.00% due 12/20/19	248,747	247,608
Infor (US), Inc.
3.75% due 06/03/20	247,741	245,159
Total Information Technology		5,168,957
Financials - 10.5%
HUB International Ltd.
4.75% due 09/17/20	500,000	500,000
Confie Seguros
6.50% due 11/09/18	500,000	499,585
National Financial Partners
5.25% due 07/01/20	399,000	401,661
Ceridian Corp.
4.43% due 05/09/17	400,000	399,752
First Advantage Corp.
6.25% due 02/28/19	398,000	396,758
Cetera Financial Group, Inc.
6.50% due 08/07/19	400,000	396,332
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	397,995	395,010
Nuveen Investments, Inc.
4.18% due 05/13/17	400,000	394,876
HDV Holdings
5.75% due 12/18/18	397,500	394,519
American Stock Transfer & Trust
5.75% due 06/26/20	299,250	299,624
Knight/Getco
5.75% due 11/30/17	300,000	299,064
First Data Corp.
4.18% due 03/23/18	250,000	247,313
CNO Financial Group, Inc.
3.75% due 09/28/18	145,517	145,819
Total Financials		4,770,313
Telecommunication Services - 9.5%
Live Nation Worldwide, Inc.
4.75% due 09/30/20	400,000	398,000
3.50% due 08/14/20	400,000	397,500
Univision Communications, Inc.
4.50% due 03/01/20	497,500	495,480
Expert Global Solutions
8.50% due 04/03/18	397,409	403,370
Mitel Networks Corp.
7.00% due 02/27/19	398,997	400,993
Alcatel-Lucent
5.75% due 01/30/19	398,370	400,959
Level 3 Financing, Inc.
4.75% due 08/01/19	400,000	399,248
Level 3 Communications, Inc.
4.00% due 01/15/20	400,000	399,168
Hemisphere Media Group, Inc.
6.25% due 07/30/20	399,000	398,003
Asurion Corp.
4.50% due 05/24/19	397,995	393,951
Avaya, Inc.
8.00% due 03/31/18	248,554	235,017
Total Telecommunication Services		4,321,689
Health Care - 6.8%
Harvard Drug
5.00% due 08/16/20	600,000	600,750
CHG Healthcare
5.00% due 11/19/19	400,000	402,500
Bioscrip, Inc.
6.50% due 07/31/20	400,000	402,000
One Call Medical, Inc.
5.50% due 08/19/19	400,000	401,000
Ceramtec GMBH
4.25% due 07/30/20	285,178	285,655
4.25% due 08/30/20	114,822	115,013
Valeant Pharmaceuticals International, Inc.
4.50% due 08/05/20	397,000	398,930
Apria Healthcare Group, Inc.
6.75% due 04/01/20	249,375	251,033
Learning Care Group (US), Inc.
6.00% due 05/08/19	249,375	248,335
Total Health Care		3,105,216
Energy - 5.4%
Ocean Rig ASA
5.50% due 07/15/16	400,000	404,252
Rice Energy
8.50% due 10/25/18	400,000	401,000
State Class Tankers
6.75% due 06/19/20	400,000	401,000
P2 Energy
6.00% due 11/20/18	400,000	400,000
Atlas Energy LP
6.50% due 07/31/19	350,000	353,500
Pacific Drilling
4.50% due 05/18/18	249,375	250,186

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 84.9% (continued)
Energy - 5.4% (continued)
EquiPower Resources Holdings LLC
4.25% due 12/31/19	$249,375	$249,437
Total Energy		2,459,375
Consumer Staples - 4.9%
DS Waters of America, Inc.
5.25% due 08/30/20	400,000	402,752
Grocery Outlet, Inc.
5.50% due 12/17/18	398,494	399,159
Reddy Ice Holdings, Inc.
6.75% due 04/01/19	400,000	398,000
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	399,000	397,835
CTI Foods Holding Co. LLC
4.50% due 06/28/20	300,000	296,250
8.25% due 06/28/21	100,000	99,250
Performance Food Group
6.25% due 11/07/19	249,375	245,946
Total Consumer Staples		2,239,192
Materials - 2.4%
Royal Adhesives and Sealants
5.50% due 07/31/18	400,000	403,000
Oxbow Carbon
4.25% due 07/18/19	296,250	296,528
8.00% due 01/18/20	100,000	102,000
Ennis-Flint
6.25% due 03/30/18	300,000	301,500
Total Materials		1,103,028
Utilities - 0.9%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	395,000	403,888
Total Senior Floating Rate Interests
(Cost $38,601,504)		38,685,135
ASSET BACKED SECURITIES†† - 10.7%
Lehman XS Trust Series
2006-16N, 0.37% due 11/25/46[1]	297,492	222,527
2005-7N, 0.45% due 12/25/35[1]	255,183	218,127
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.54% due 08/15/56[1,3]	555,448	435,570
Northwoods Capital VII Ltd.
2006-7A, 3.77% due 10/22/21[1,3]	250,000	230,973
2006-7A, 1.82% due 10/22/21[1,3]	200,000	183,578
N-Star Real Estate CDO IX Ltd.
, 0.51% due 02/01/41[4]	453,618	412,254
Cedar Woods CRE CDO Ltd.
, 0.44% due 07/25/51†††	471,618	379,633
RAIT CRE CDO I Ltd.
, 0.51% due 11/20/46[1]	374,622	308,134
GreenPoint Mortgage Funding Trust
2005-HE4, 0.88% due 07/25/30[1]	350,000	306,285
Newstar Trust
2013-1A, 4.95% due 09/20/23[1,3]	250,000	253,408
Salus CLO Ltd.
2013-1AN, 5.00% due 03/05/21[1,3]	250,000	252,749
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.44% due 04/25/36[1]	300,000	249,236
Garrison Funding Ltd.
2013-2A, 4.90% due 09/25/23[1,3]	250,000	249,202
ACIS CLO Ltd. 2013-2A
, 0.00% due 10/14/22[1,3]	250,000	239,634
Jasper CLO Ltd.
2005-1A, 1.17% due 08/01/17[1,3]	250,000	230,191
GSAA Home Equity Trust
2007-7, 0.45% due 07/25/37[1]	196,506	163,670
Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust
2007-HE1, 0.32% due 07/25/37[1,3]	164,115	136,232
Newcastle CDO Ltd.
2007-9A, 0.43% due 05/25/52	135,060	131,124
New Century Home Equity Loan Trust Series
2004-4, 0.97% due 02/25/35[1]	113,957	102,666
Home Equity Asset Trust 2006-3
2006-3, 0.49% due 07/25/36[1]	100,000	88,121
Accredited Mortgage Loan Trust
2007-1, 0.31% due 02/25/37[1]	79,771	71,910
Total Asset Backed Securities
(Cost $4,927,183)		4,865,224
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 2.9%
SRERS Funding Ltd.
2011-RS,0.43% due 05/09/46[1,3]	390,166	339,196
COMM 2006-FL12 Mortgage Trust
2006-FL12,0.41% due 12/15/20[1,3]	130,443	127,273
2006-FL12,0.47% due 12/15/20[1,3]	130,458	126,514
2006-FL12,0.52% due 12/15/20[1,3]	65,229	63,322
GreenPoint Mortgage Funding Trust
2006-AR1,0.47% due 02/25/36[1]	269,486	207,689
IndyMac INDX Mortgage Loan Trust
2006-AR4,0.39% due 05/25/46[1]	191,529	157,658

Series F (Floating Rate Strategies Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 2.9% (continued)
Bear Stearns Mortgage Funding Trust
2007-AR5,0.35% due 06/25/47[1]	$166,664	$125,675
WaMu Mortgage Pass Through Certificates
2006-AR11,1.08% due 09/25/46[1]	144,199	103,036
Structured Asset Mortgage Investments II Trust
2006-AR1,0.41% due 02/25/36[1]	98,846	76,854
Total Collateralized Mortgage Obligations
(Cost $1,355,072)		1,327,217
CORPORATE BONDS†† - 0.5%
Financials - 0.5%
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	250,000	215,000
Total Corporate Bonds
(Cost $250,000)		215,000
Total Investments - 113.5%
(Cost $51,777,980)		$51,724,097
Other Assets & Liabilities, net - (13.5)%		(6,154,829)
Total Net Assets - 100.0%		$45,569,268

†	Value determined based on Level 1 inputs — See Note 2.
†† †††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2. Value determined based on Level 3 outputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2013.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $2,867,842 (cost $2,882,796), or 6.3% of total net assets.
[4]	Illiquid security.

Series J (StylePlus Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 20.8%
Consumer Discretionary - 4.5%
Macy's, Inc.	9,671	$418,465
Discovery Communications, Inc. — Class A*	3,547	299,438
Coach, Inc.	4,998	272,541
Bed Bath & Beyond, Inc.*	3,365	260,316
Charter Communications, Inc. — Class A*	1,740	234,482
Nordstrom, Inc.	4,150	233,230
Dollar General Corp.*	3,906	220,533
Delphi Automotive plc	3,607	210,721
Starwood Hotels & Resorts Worldwide, Inc.	2,870	190,712
Cablevision Systems Corp. — Class A	11,290	190,124
DISH Network Corp. — Class A	4,081	183,686
Omnicom Group, Inc.	2,842	180,296
VF Corp.	885	176,159
AutoZone, Inc.*	402	169,937
The Gap, Inc.	4,031	162,369
BorgWarner, Inc.	1,540	156,141
Whirlpool Corp.	1,034	151,419
Genuine Parts Co.	1,799	145,521
Ross Stores, Inc.	1,971	143,489
O'Reilly Automotive, Inc.*	1,066	136,011
Ralph Lauren Corp. — Class A	774	127,501
H&R Block, Inc.	4,781	127,461
Mattel, Inc.	3,008	125,915
Netflix, Inc.*	406	125,539
Dick's Sporting Goods, Inc.	2,261	120,692
Marriott International, Inc. — Class A	2,838	119,366
L Brands, Inc.	1,861	113,707
NVR, Inc.*	113	103,868
Tesla Motors, Inc.*	525	101,546
Wynn Resorts Ltd.	630	99,546
Expedia, Inc.	1,918	99,333
Harley-Davidson, Inc.	1,518	97,516
Jarden Corp.*	2,012	97,381
Lamar Advertising Co. — Class A*	2,056	96,694
Newell Rubbermaid, Inc.	3,484	95,810
Best Buy Company, Inc.	2,507	94,013
Hasbro, Inc.	1,985	93,573
PulteGroup, Inc.	5,632	92,928
Liberty Interactive Corp. — Class A*	3,948	92,660
Foot Locker, Inc.	2,730	92,656
Wyndham Worldwide Corp.	1,492	90,967
Service Corporation International	4,877	90,810
Darden Restaurants, Inc.	1,900	87,951
International Game Technology	4,629	87,627
Total Consumer Discretionary		6,610,650
Industrials - 4.5%
Delta Air Lines, Inc.	19,827	467,719
United Continental Holdings, Inc.*	12,001	368,551
Southwest Airlines Co.	23,595	343,543
Hertz Global Holdings, Inc.*	14,759	327,059
Fluor Corp.	4,410	312,934
Waste Management, Inc.	6,689	275,855
Ingersoll-Rand plc	4,114	267,163
Masco Corp.	12,403	263,936
United Rentals, Inc.*	4,427	258,050
Roper Industries, Inc.	1,417	188,276
AECOM Technology Corp.*	5,961	186,400
WW Grainger, Inc.	646	169,065
Fastenal Co.	3,313	166,478
Iron Mountain, Inc.	6,087	164,471
Avis Budget Group, Inc.*	5,415	156,114
Dover Corp.	1,723	154,777
Kansas City Southern	1,379	150,807
PACCAR, Inc.	2,690	149,725
Carlisle Companies, Inc.	2,017	141,775
Xylem, Inc.	5,034	140,600
AMETEK, Inc.	2,956	136,035
Hubbell, Inc. — Class B	1,224	128,202
Nielsen Holdings N.V.	3,290	119,921
IDEX Corp.	1,740	113,535
Quanta Services, Inc.*	4,003	110,123
MRC Global, Inc.*	3,953	105,940
Expeditors International of Washington, Inc.	2,257	99,443
Fortune Brands Home & Security, Inc.	2,376	98,913
Flowserve Corp.	1,567	97,765
Rockwell Automation, Inc.	904	96,674
Alaska Air Group, Inc.	1,541	96,497
Robert Half International, Inc.	2,454	95,780
Lincoln Electric Holdings, Inc.	1,424	94,867
Stanley Black & Decker, Inc.	1,038	94,012
Cintas Corp.	1,834	93,901
Snap-on, Inc.	932	92,734
Stericycle, Inc.*	773	89,204
RR Donnelley & Sons Co.	5,591	88,338
Rockwell Collins, Inc.	1,242	84,282
Total Industrials		6,589,464
Information Technology - 3.7%
SanDisk Corp.	6,105	363,308
NetApp, Inc.	8,411	358,477
Applied Materials, Inc.	19,790	347,116
Symantec Corp.	10,323	255,494
Paychex, Inc.	5,732	232,949
Intuit, Inc.	3,183	211,065
Atmel Corp.*	26,611	197,986
ON Semiconductor Corp.*	23,494	171,506
Motorola Solutions, Inc.	2,851	169,292
DST Systems, Inc.	2,162	163,037
Broadcom Corp. — Class A	6,104	158,765
Equinix, Inc.*	809	148,572
Lam Research Corp.*	2,894	148,144
Maxim Integrated Products, Inc.	4,825	143,785
Rovi Corp.*	7,030	134,765
Harris Corp.	2,253	133,603
Western Union Co.	7,099	132,467
Fiserv, Inc.*	1,287	130,051

Series J (StylePlus Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Information Technology - 3.7% (continued)
Anixter International, Inc.*	1,436	$125,880
Freescale Semiconductor Ltd.*	7,361	122,561
Amphenol Corp. — Class A	1,563	120,945
LinkedIn Corp. — Class A*	475	116,879
IAC/InterActiveCorp	2,039	111,472
Fidelity National Information Services, Inc.	2,266	105,233
Juniper Networks, Inc.*	5,161	102,497
TIBCO Software, Inc.*	3,913	100,134
Xilinx, Inc.	2,115	99,109
Akamai Technologies, Inc.*	1,897	98,075
Dolby Laboratories, Inc. — Class A	2,770	95,593
Informatica Corp.*	2,429	94,658
Broadridge Financial Solutions, Inc.	2,910	92,393
Vantiv, Inc. — Class A*	3,276	91,531
Linear Technology Corp.	2,262	89,711
Genpact Ltd.*	4,597	86,791
Teradata Corp.*	1,495	82,883
Riverbed Technology, Inc.*	5,647	82,390
Total Information Technology		5,419,117
Health Care - 3.4%
Quest Diagnostics, Inc.	6,060	374,448
AmerisourceBergen Corp. — Class A	5,806	354,747
Vertex Pharmaceuticals, Inc.*	3,962	300,399
Cigna Corp.	3,713	285,381
HCA Holdings, Inc.	6,520	278,730
Laboratory Corporation of America Holdings*	2,796	277,195
St. Jude Medical, Inc.	5,160	276,782
Becton Dickinson and Co.	2,651	265,153
DaVita HealthCare Partners, Inc.*	4,568	259,919
Mylan, Inc.*	6,385	243,716
Universal Health Services, Inc. — Class B	3,200	239,968
Cerner Corp.*	4,120	216,506
Actavis, Inc.*	1,474	212,256
Zoetis, Inc.	6,183	192,415
Alexion Pharmaceuticals, Inc.*	1,627	188,992
Zimmer Holdings, Inc.	2,171	178,326
CR Bard, Inc.	1,381	159,091
Henry Schein, Inc.*	1,289	133,669
Varian Medical Systems, Inc.*	1,781	133,094
Mettler-Toledo International, Inc.*	541	129,889
Perrigo Co.	927	114,373
Endo Health Solutions, Inc.*	2,243	101,922
Agilent Technologies, Inc.	1,956	100,245
BioMarin Pharmaceutical, Inc.*	1,368	98,797
Total Health Care		5,116,013
Consumer Staples - 3.1%
Kroger Co.	12,413	500,740
Lorillard, Inc.	9,970	446,457
Coca-Cola Enterprises, Inc.	9,422	378,858
Dr Pepper Snapple Group, Inc.	8,023	359,591
Whole Foods Market, Inc.	5,627	329,180
Archer-Daniels-Midland Co.	8,112	298,846
Sysco Corp.	9,186	292,390
ConAgra Foods, Inc.	9,566	290,232
Mead Johnson Nutrition Co. — Class A	3,048	226,344
Hershey Co.	2,380	220,150
Campbell Soup Co.	4,695	191,133
JM Smucker Co.	1,625	170,690
Brown-Forman Corp. — Class B	2,482	169,099
Kellogg Co.	2,168	127,327
Clorox Co.	1,522	124,378
TreeHouse Foods, Inc.*	1,791	119,693
McCormick & Company, Inc.	1,737	112,384
Ingredion, Inc.	1,406	93,035
Monster Beverage Corp.*	1,514	79,107
Green Mountain Coffee Roasters, Inc.*	1,046	78,795
Total Consumer Staples		4,608,429
Energy - 1.1%
Southwestern Energy Co.*	9,151	332,914
Baker Hughes, Inc.	5,602	275,059
Pioneer Natural Resources Co.	1,237	233,546
Noble Energy, Inc.	2,919	195,602
Range Resources Corp.	2,325	176,444
Cameron International Corp.*	1,790	104,482
Equities Corp.	1,039	92,180
Cobalt International Energy, Inc.*	3,597	89,421
Cabot Oil & Gas Corp.	2,266	84,567
Total Energy		1,584,215
Financials - 0.3%
T. Rowe Price Group, Inc.	2,498	179,681
IntercontinentalExchange, Inc.*	729	132,255
Moody's Corp.	1,384	97,337
Total Financials		409,273
Telecommunication Services - 0.2%
Crown Castle International Corp.*	3,352	244,797
SBA Communications Corp. — Class A*	1,181	95,023
Total Telecommunication Services		339,820
Total Common Stocks
(Cost $28,727,302)		30,676,981
EXCHANGE TRADED FUNDS†,4 - 5.8%
Guggenheim Enhanced Short Duration ETF	63,278	3,175,290
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	67,200	1,794,912
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	67,200	1,793,702
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	67,100	1,788,886
Total Exchange Traded Funds
(Cost $8,560,748)		8,552,790
MUTUAL FUNDS†,5 - 3.5%
Floating Rate Strategies Fund Institutional Class	100,647	2,681,227

Series J (StylePlus Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
MUTUAL FUNDS†,5 - 3.5% (continued)
Macro Opportunities Fund Institutional Class	97,724	$2,574,055
Total Mutual Funds
(Cost $5,438,632)		5,255,282
SHORT TERM INVESTMENTS† - 18.3%
Dreyfus Treasury Prime Cash Management Fund	27,079,686	27,079,686
Total Short Term Investments
(Cost $27,079,686)		27,079,686
	Face Amount
ASSET BACKED SECURITIES†† - 14.3%
Geer Mountain Financing Ltd.
2007-1A, 0.57% due 04/01/14[1,2]	$3,200,000	3,176,001
Apidos CDO VIII
2011-8A, 3.37% due 10/17/21[1,2]	2,000,000	2,000,008
Duane Street CLO IV Ltd.
2007-4A, 0.49% due 11/14/21[1,2]	2,040,422	1,984,310
Newcastle CDO Ltd.
2007-9A, 0.43% due 05/25/52	1,728,772	1,678,384
Garrison Funding Ltd.
2013-2A, 2.05% due 09/25/23[1,2]	1,570,000	1,564,884
Brentwood CLO Corp.
2006-1A, 0.54% due 02/01/22[1,2]	1,015,230	984,651
2006-1A, 1.09% due 02/01/22[1,2]	400,000	355,875
Foothill CLO Ltd.
2007-1A, 0.51% due 02/22/21[1,2]	1,243,573	1,215,235
Salus CLO Ltd.
2013-1AN, 2.50% due 03/05/21[1,2]	1,100,000	1,106,083
N-Star REL CDO VIII Ltd.
2006-8A, 0.47% due 02/01/41[1,2]	1,179,407	1,063,265
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.51% due 05/15/21[1,2]	950,000	904,394
Bristol Bay Funding Ltd.
2004-1A, 1.02% due 02/01/16[1,2]	863,226	861,067
FM Leveraged Capital Fund II
2006-2A, 1.86% due 11/15/20[1,2]	800,000	790,691
GreenPoint Mortgage Funding Trust
2005-HE4, 0.88% due 07/25/30[1]	900,000	787,589
TICC CLO LLC
2011-1A, 2.52% due 07/25/21†††,1,2	650,000	647,734
Northwoods Capital VII Ltd.
2006-7A, 1.82% due 10/22/21[1,2]	650,000	596,627
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.56% due 09/30/22[1,2]	500,000	461,354
Accredited Mortgage Loan Trust
2007-1, 0.31% due 02/25/37[1]	335,040	302,021
Race Point IV CLO Ltd.
2007-4A, 1.02% due 08/01/21[1,2]	300,000	278,303
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.46% due 03/25/38[1,2]	255,530	244,760
NewStar Trust 2005-1
2005-1A, 0.77% due 07/25/18[1,2]	240,717	240,609
Total Asset Backed Securities
(Cost $21,309,311)		21,243,845
U.S. TREASURY BILLS† - 12.4%
U.S. Treasury Bills[6]
due 10/10/13	11,200,000	11,199,955
due 10/03/13	4,000,000	3,999,996
due 10/31/13	3,200,000	3,199,907
Total U.S. Treasury Bills
(Cost $18,399,982)		18,399,858
CORPORATE BONDS†† - 8.9%
Financials - 3.6%
Ford Motor Credit Company LLC
7.00% due 04/15/15	1,100,000	1,193,575
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	1,050,000	1,093,263
Citigroup, Inc.
1.23% due 07/25/16[1]	1,020,000	1,029,059
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
7.75% due 01/15/16	420,000	433,650
8.00% due 01/15/18	180,000	188,550
Mack-Cali Realty, LP
5.13% due 02/15/14	450,000	456,311
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	450,000	452,250
WEA Finance LLC / WT Finance Aust Pty Ltd.
5.75% due 09/02/15[2]	310,000	337,194
Emigrant Bancorp, Inc.
6.25% due 06/15/14[2]	260,000	259,025
Total Financials		5,442,877
Materials - 2.0%
Glencore Funding LLC
1.42% due 05/27/16[1,2]	1,520,000	1,488,448
Rio Tinto Finance USA plc
1.09% due 06/17/16[1]	1,050,000	1,055,093

Series J (StylePlus Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 8.9% (continued)
Materials - 2.0% (continued)
Anglo American Capital plc
9.38% due 04/08/14[2]	$470,000	$489,641
Total Materials		3,033,182
Energy - 1.3%
Ras Laffan Liquefied Natural Gas Company Limited III
5.83% due 09/30/16[2]	1,436,799	1,523,007
Petroleos Mexicanos
2.29% due 07/18/18[1]	450,000	463,500
Total Energy		1,986,507
Industrials - 0.6%
International Lease Finance Corp.
2.20% due 06/15/16[1]	730,000	726,350
Victor Technologies Group, Inc.
9.00% due 12/15/17	130,000	140,075
Total Industrials		866,425
Telecommunication Services - 0.6%
WPP Finance UK
8.00% due 09/15/14	800,000	852,794
Consumer Staples - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19[2]	400,000	414,000
Consumer Discretionary - 0.3%
ServiceMaster Co.
7.00% due 08/15/20	215,000	203,175
Sabre, Inc.
8.50% due 05/15/19[2]	170,000	183,813
Total Consumer Discretionary		386,988
Information Technology - 0.2%
iGATE Corp.
9.00% due 05/01/16	230,000	246,675
Total Corporate Bonds
(Cost $13,304,996)		13,229,448
SENIOR FLOATING RATE INTERESTS†† - 4.8%
Financials - 1.4%
National Financial Partners
5.25% due 07/01/20	1,027,425	1,034,278
Knight/Getco
5.75% due 11/30/17	880,000	877,254
First Data Corp.
4.18% due 03/23/18	100,000	98,925
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	99,499	98,753
Total Financials		2,109,210
Information Technology - 1.4%
Travelport Holdings Ltd.
6.25% due 06/26/19	1,253,700	1,267,026
Blue Coat Systems, Inc.
4.50% due 05/31/19	600,000	601,500
Go Daddy Operating Company LLC
4.25% due 12/17/18	167,792	167,408
Total Information Technology		2,035,934
Consumer Discretionary - 0.7%
Pinnacle Entertainment, Inc.
3.75% due 08/15/16	900,375	902,851
Sears Holdings Corp.
5.50% due 06/30/18	160,000	158,701
Total Consumer Discretionary		1,061,552
Energy - 0.7%
Pacific Drilling
4.50% due 05/18/18	518,700	520,386
Ocean Rig ASA
5.50% due 07/15/16	500,000	505,315
Total Energy		1,025,701
Industrials - 0.4%
Thermasys Corp.
5.25% due 05/03/19	540,000	537,300
Telecommunication Services - 0.1%
Level 3 Financing, Inc.
4.75% due 08/01/19	190,000	189,643
Health Care - 0.1%
Apria Healthcare Group, Inc.
6.75% due 04/01/20	119,700	120,496
Total Senior Floating Rate Interests
(Cost $7,011,432)		7,079,836
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.7%
Wachovia Bank Commercial Mortgage Trust Series 2007-WHALE 8
2007-WHL8,0.26% due 06/15/20[1,2]	1,905,124	1,880,444
Boca Hotel Portfolio Trust
2013-BOCA,3.23% due 08/15/26[1,2]	1,250,000	1,250,000
SRERS Funding Ltd.
2011-RS,0.43% due 05/09/46[1,2]	1,092,466	949,747
COMM 2007-FL14 Mortgage Trust
2007-FL14,0.93% due 06/15/22[1,2]	880,738	863,334
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,6.33% due 09/10/47[1,2]	720,400	745,013
Banc of America Large Loan Trust
2007-BMB1,1.28% due 08/15/29[1,2]	650,000	643,655
GCCFC Commercial Mortgage Trust
2006-FL4A,0.41% due 11/05/21	650,000	637,492
Total Collateralized Mortgage Obligations
(Cost $6,974,403)		6,969,685

Series J (StylePlus Mid Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
MUNICIPAL BONDS†† - 2.8%
New York - 2.7%
New York City Water & Sewer System Revenue Bonds
0.36% due 06/15/33[1]	$2,130,000	$2,130,000
City of New York New York General Obligation Unlimited
0.38% due 04/01/35[1]	1,000,000	1,000,000
0.36% due 11/01/26[1]	850,000	850,000
Total New York		3,980,000
Michigan - 0.1%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	230,000	231,467
Total Municipal Bonds
(Cost $4,210,000)		4,211,467
COMMERCIAL PAPER†† - 4.1%
American Water Capital Corp.
0.26% due 10/01/13	1,200,000	1,200,000
BAT International Finance plc
0.21% due 10/02/13[2]	1,200,000	1,199,994
Nissan Motor Acceptance Corp.
0.24% due 10/02/13[2]	1,200,000	1,199,992
VW Credit Canada, Inc.
0.22% due 10/09/13	1,200,000	1,199,941
Aon Corp.
0.22% due 10/15/13	1,200,000	1,199,897
Total Commercial Paper
(Cost $5,999,824)		5,999,824
Total Investments - 100.4%
(Cost $147,016,316)		$148,698,702
Other Assets & Liabilities, net - (0.4)%		(645,250)
Total Net Assets - 100.0%		$148,053,452

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $428,760)	4	$8,108
December 2013 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $745,080)	6	6,071
December 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $83,825)	1	(741)

(Total Aggregate Value of Contracts $1,257,665)		$13,438

Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2013 Russell MidCap Growth Index Swap, Terminating 10/05/13 [3] (Notional Value $115,934,281)	185,237	$5,420,642

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2013.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $31,903,157 (cost $32,070,622), or 21.5% of total net assets.
[3]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate.
[4]	Investment in a product that pays a management fee to a party related to the advisor.
[5]	Affiliated funds.
[6]	Zero coupon rate security.
plc — Public Limited Company

Series M (Macro Opportunities Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
PREFERRED STOCKS† - 1.7%
Aspen Insurance Holdings Ltd.
5.95%[1,2]	10,000	$237,300
Morgan Stanley
7.13%[1,2]	8,000	201,601
Total Preferred Stocks
(Cost $450,000)		438,901
EXCHANGE TRADED FUNDS† - 2.0%
iShares MSCI Spain Capped ETF	7,500	260,625
SPDR EURO STOXX 50 ETF	6,700	257,146
Total Exchange Traded Funds
(Cost $500,258)		517,771
SHORT TERM INVESTMENTS† - 16.4%
Federated U.S. Treasury Cash Reserve Fund	4,161,613	4,161,613
Total Short Term Investments
(Cost $4,161,613)		4,161,613
	Face Amount
CORPORATE BONDS†† - 28.0%
Financials - 10.7%
EPR Properties
5.75% due 08/15/22	$250,000	252,239
5.25% due 07/15/23	250,000	242,715
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 06/01/22	250,000	236,875
6.50% due 08/01/18	100,000	100,500
General Electric Capital Corp.
5.25% due 06/29/49[1,2]	250,000	231,750
ING US, Inc.
5.65% due 05/15/53[1]	250,000	228,537
Bank of America Corp.
5.20% due 12/29/49[1,2]	250,000	218,750
Fifth Third Bancorp
5.10% due 12/31/49[1,2]	250,000	217,500
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,2]	250,000	215,000
Bank of New York Mellon Corp.
4.50% due 12/31/49[1,2]	210,000	181,650
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
8.00% due 01/15/18	150,000	157,125
Ally Financial, Inc.
4.75% due 09/10/18	125,000	124,441
Emigrant Bancorp, Inc.
6.25% due 06/15/14[3]	100,000	99,625
KCG Holdings, Inc.
8.25% due 06/15/18[3]	100,000	98,500
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[3]	100,000	98,000
Total Financials		2,703,207
Energy - 4.4%
Pacific Drilling S.A.
5.38% due 06/01/20[3]	250,000	243,750
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
4.75% due 11/15/21[3]	250,000	225,937
Gibson Energy, Inc.
6.75% due 07/15/21[3]	200,000	206,500
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21[3]	150,000	140,250
Atlas Resource Escrow Corp.
9.25% due 08/15/21[3]	100,000	101,000
Endeavor Energy Resources Limited Partnership / EER Finance, Inc.
7.00% due 08/15/21[3]	100,000	99,000
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corporation II
6.50% due 05/15/21[3]	100,000	94,375
Total Energy		1,110,812
Materials - 3.7%
KGHM International Ltd.
7.75% due 06/15/19[3]	250,000	258,125
TPC Group, Inc.
8.75% due 12/15/20[3]	250,000	255,625
Barrick Gold Corp.
4.10% due 05/01/23	250,000	220,150
Pretium Packaging LLC / Pretium Finance, Inc.
11.50% due 04/01/16	200,000	214,500
Total Materials		948,400
Consumer Staples - 3.2%
Vector Group Ltd.
7.75% due 02/15/21	300,000	310,500
Harbinger Group, Inc.
7.88% due 07/15/19[3]	200,000	207,000
Central Garden and Pet Co.
8.25% due 03/01/18	200,000	197,500
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[3]	100,000	101,500
Total Consumer Staples		816,500
Consumer Discretionary - 1.3%
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/21[3]	250,000	240,000

Series M (Macro Opportunities Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 28.0% (continued)
Consumer Discretionary - 1.3% (continued)
CPG Merger Sub LLC
8.00% due 10/01/21[3]	$100,000	$101,625
Total Consumer Discretionary		341,625
Telecommunication Services - 1.0%
Sitel LLC / Sitel Finance Corp.
11.00% due 08/01/17[3]	125,000	133,438
Expo Event Transco, Inc.
9.00% due 06/15/21[3]	125,000	124,375
Total Telecommunication Services		257,813
Industrials - 1.0%
ADT Corp.
6.25% due 10/15/21[3]	150,000	152,250
Marquette Transportation Company / Marquette Transportation Finance Corp.
10.88% due 01/15/17	95,000	100,225
Total Industrials		252,475
Utilities - 1.0%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[3]	250,000	251,250
Information Technology - 0.9%
IMS Health, Inc.
12.50% due 03/01/18[3]	100,000	118,000
Eagle Midco, Inc.
9.00% due 06/15/18[3]	100,000	100,500
Total Information Technology		218,500
Health Care - 0.8%
VPII Escrow Corp.
6.75% due 08/15/18[3]	200,000	214,000
Total Corporate Bonds
(Cost $7,425,133)		7,114,582
ASSET BACKED SECURITIES†† - 23.1%
Lehman XS Trust Series
2006-16N, 0.37% due 11/25/46[1]	297,492	222,527
2005-7N, 0.45% due 12/25/35[1]	255,183	218,127
Northwoods Capital VII Ltd.
2006-7A, 3.77% due 10/22/21[1,3]	250,000	230,973
2006-7A, 1.82% due 10/22/21[1,3]	200,000	183,578
N-Star Real Estate CDO IX Ltd.
, 0.51% due 02/01/41[5]	453,618	412,254
Cedar Woods CRE CDO Ltd.
, 0.44% due 07/25/51†††	435,339	350,430
Gramercy Real Estate CDO 2007-1 Ltd.
2007-1A, 0.54% due 08/15/56[1,3]	370,299	290,380
RAIT CRE CDO I Ltd.
2006-1X, 0.51% due 11/20/46[1]	327,794	269,617
GreenPoint Mortgage Funding Trust
2005-HE4, 0.88% due 07/25/30[1]	300,000	262,530
NewStar Commercial Loan Trust 2006-1
2006-1A, 0.93% due 03/30/22[1,3]	275,000	258,329
Newstar Trust
2013-1A, 5.70% due 09/20/23[1,3]	250,000	253,901
Salus CLO Ltd.
2013-1AN, 7.00% due 03/05/21[1,3]	250,000	250,143
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[3]	250,000	249,791
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.44% due 04/25/36[1]	300,000	249,236
Garrison Funding Ltd.
2013-2A, 4.90% due 09/25/23[1,3]	250,000	249,202
ACIS CLO Ltd. 2013-2A
, 0.00% due 10/14/22[1,3]	250,000	239,634
Jasper CLO Ltd.
2005-1A, 1.17% due 08/01/17[1,3]	250,000	230,192
Citigroup Commercial Mortgage Trust 2013-375P
, 3.63% due 05/10/35	250,000	212,089
First Frankin Mortgage Loan Trust
2006-FF1, 0.52% due 01/25/36[1]	250,000	210,972
New Century Home Equity Loan Trust Series
2004-4, 0.97% due 02/25/35[1]	113,957	102,667
2005-1, 0.66% due 03/25/35[1]	98,960	84,174
GSAA Home Equity Trust
2007-7, 0.45% due 07/25/37[1]	196,506	163,670
Newcastle CDO Ltd.
2007-9A, 0.43% due 05/25/52	135,060	131,124
Park Place Securities Incorporated Series
2005-WHQ2, 0.64% due 05/25/35[1]	140,000	114,727
CIT Mortgage Loan Trust
2007-1, 1.63% due 10/25/37[1,3]	125,000	105,860
Genesis Funding Ltd.
2006-1A, 0.42% due 12/19/32[1,3]	107,160	94,933
Wachovia Asset Securitization Issuance II LLC 2007-HE1 Trust
2007-HE1, 0.32% due 07/25/37[1,3]	93,780	77,847
Accredited Mortgage Loan Trust
2007-1, 0.31% due 02/25/37[1]	79,771	71,910

Series M (Macro Opportunities Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
ASSET BACKED SECURITIES†† - 23.1% (continued)
Aircraft Certificate Owner Trust 2003
2003-1A, 6.46% due 09/20/22[3,5]	$66,980	$67,476
Total Asset Backed Securities
(Cost $5,967,532)		5,858,293
SENIOR FLOATING RATE INTERESTS†† - 22.9%
Information Technology - 5.3%
Travelport Holdings Ltd.
6.25% due 06/26/19	299,250	302,431
EIG Investors Corp.
6.25% due 11/09/19	249,373	250,154
Deltek, Inc.
5.00% due 10/10/18	198,997	199,147
Magic Newco, LLC
12.00% due 06/01/19	125,000	143,334
SumTotal Systems
6.25% due 11/16/18	141,496	140,847
LANDesk Group, Inc.
5.25% due 08/07/20	99,750	100,124
Go Daddy Operating Company LLC
4.25% due 12/17/18	99,239	99,011
Aspect Software, Inc.
7.00% due 05/07/16	98,750	98,750
Total Information Technology		1,333,798
Consumer Discretionary - 3.9%
Ollies Bargain Outlet
5.25% due 09/28/19	249,372	249,372
ValleyCrest Companies LLC
5.50% due 06/13/19	199,500	199,043
Lions Gate Entertainment Corp.
5.00% due 07/18/20	200,000	199,000
Horseshoe Baltimore
8.25% due 07/02/20	125,000	128,437
Fleetpride Corp.
5.25% due 11/19/19	119,699	115,211
Sears Holdings Corp.
5.50% due 06/30/18	100,000	99,188
Total Consumer Discretionary		990,251
Industrials - 3.2%
Emerald Expositions
5.50% due 06/12/20	249,375	250,467
Power Borrower, LLC
8.25% due 11/06/20	125,000	124,688
4.25% due 05/06/20	110,833	109,032
Thermasys Corp.
5.25% due 05/03/19	125,000	124,375
US Infrastructure Corp.
4.75% due 07/10/20	100,000	99,656
NaNa Development Corp.
8.00% due 03/15/18	95,000	95,000
Total Industrials		803,218
Financials - 3.1%
First Data Corp.
4.18% due 03/23/18	250,000	247,313
American Stock Transfer & Trust
5.75% due 06/26/20	199,500	199,749
First Advantage Corp.
6.25% due 02/28/19	149,250	148,784
National Financial Partners
5.25% due 07/01/20	99,750	100,415
HDV Holdings
5.75% due 12/18/18	99,375	98,630
Total Financials		794,891
Consumer Staples - 2.4%
Grocery Outlet, Inc.
5.50% due 12/17/18	199,074	199,406
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	199,500	198,917
Performance Food Group
6.25% due 11/07/19	124,688	122,973
Reddy Ice Holdings, Inc.
6.75% due 04/01/19	100,000	99,500
Total Consumer Staples		620,796
Telecommunication Services - 1.3%
Avaya, Inc.
8.00% due 03/31/18	248,554	235,018
Mitel Networks Corp.
7.00% due 02/27/19	99,749	100,248
Total Telecommunication Services		335,266
Health Care - 1.3%
Learning Care Group (US), Inc.
6.00% due 05/08/19	124,688	124,168
Bioscrip, Inc.
6.50% due 07/31/20	100,000	100,500
One Call Medical, Inc.
5.50% due 08/19/19	100,000	100,250
Total Health Care		324,918
Energy - 1.2%
Ocean Rig ASA
5.50% due 07/15/16	100,000	101,063
Atlas Energy LP
6.50% due 07/31/19	100,000	101,000
P2 Energy
6.00% due 11/20/18	100,000	100,000
Total Energy		302,063
Materials - 0.8%
Oxbow Carbon
8.00% due 01/18/20	100,000	102,000
Royal Adhesives and Sealants
5.50% due 07/31/18	100,000	100,750
Total Materials		202,750
Utilities - 0.4%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	98,750	100,972
Total Senior Floating Rate Interests
(Cost $5,791,578)		5,808,923
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.6%
SRERS Funding Ltd.
2011-RS,0.43% due 05/09/46[1,3]	390,166	339,195

Series M (Macro Opportunities Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 6.6% (continued)
IndyMac INDX Mortgage Loan Trust
2006-AR4,0.39% due 05/25/46[1]	$287,294	$236,486
COMM 2006-FL12 Mortgage Trust
2006-FL12,0.41% due 12/15/20[1,3]	97,832	95,455
2006-FL12,0.52% due 12/15/20[1,3]	65,229	63,322
2006-FL12,0.47% due 12/15/20[1,3]	65,229	63,257
American Home Mortgage Assets Trust
2006-4,0.37% due 10/25/46[1]	346,788	220,134
GreenPoint Mortgage Funding Trust
2006-AR1,0.47% due 02/25/36[1]	269,486	207,689
Bear Stearns Mortgage Funding Trust
2007-AR5,0.35% due 06/25/47[1]	249,995	188,513
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,6.33% due 09/10/47[1,3]	162,090	167,628
Structured Asset Mortgage Investments II Trust
2006-AR1,0.41% due 02/25/36[1]	138,384	107,596
Total Collateralized Mortgage Obligations
(Cost $1,745,055)		1,689,275
MORTGAGE BACKED SECURITIES†† - 1.1%
Fannie Mae[4]
2013-52,3.00% due 06/25/43	114,105	98,009
2013-54,3.00% due 06/25/43	115,416	90,468
Freddie Mac[4]
2013-4204,3.00% due 05/15/43	95,571	80,237
Total Mortgage Backed Securities
(Cost $314,253)		268,714
MUNICIPAL BONDS†† - 0.4%
Michigan - 0.4%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	100,000	100,638
Total Municipal Bonds
(Cost $100,000)		100,638
Total Investments - 102.2%
(Cost $26,455,422)		$25,958,710
Other Assets & Liabilities, net - (2.2)%		(570,809)
Total Net Assets - 100.0%		$25,387,901

INTEREST RATE SWAP AGREEMENTS††

	Pay	Floating	Fixed	Maturity	Notional	Market	Unrealized
Counterparty	Floating Rate	Rate Index	Rate	Date	Amount	Value	Depreciation
Merrill Lynch	Pay	3-Month USD-LIBOR	1.56%	07/05/18	$(1,100,000)	$(8,580)	$(8,580)
Merrill Lynch	Pay	3-Month USD-LIBOR	2.70%	07/05/23	(50,000)	(127)	(127)
							$(8,707)

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2013.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $7,175,722(cost $7,247,416), or 28.3% of total net assets.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Illiquid security.

Series N (Managed Asset Allocation Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
EXCHANGE TRADED FUNDS† - 60.5%
iShares Core Total US Bond Market ETF	98,443	$10,553,090
SPDR S&P 500 ETF Trust	46,804	7,867,752
Vanguard S&P 500 ETF	101,785	7,837,445
iShares iBoxx $ Investment Grade Corporate Bond ETF	43,517	4,940,050
iShares Core S&P Mid-Capital ETF	34,260	4,253,036
iShares MSCI EAFE ETF	37,530	2,394,039
iShares Core S&P 500 ETF	2	338
Total Exchange Traded Funds
(Cost $33,726,245)		37,845,750
SHORT TERM INVESTMENTS† - 38.1%
Dreyfus Treasury Prime Cash Management Fund	23,787,613	23,787,613
Total Short Term Investments
(Cost $23,787,613)		23,787,613
Total Investments - 98.6%
(Cost $57,513,858)		$61,633,363
Other Assets & Liabilities, net - 1.4%		889,940
Total Net Assets - 100.0%		$62,523,303

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 MSCI EAFE Index Mini Futures Contracts (Aggregate Value of Contracts $7,627,200)	84	$157,790
December 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $2,572,560)	24	45,710
December 2013 S&P/TSX 60 IX Index Futures Contracts†† (Aggregate Value of Contracts $283,665)	2	1,496
December 2013 FTSE 100 Index Futures Contracts†† (Aggregate Value of Contracts $311,752)	3	(5,917)
December 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $7,041,300)	84	(7,762)
(Total Aggregate Value of Contracts $17,836,477)		$191,317
INTEREST RATE FUTURES CONTRACTS PURCHASED†
December 2013 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $9,101,250)	72	$163,615
December 2013 U.S. Treasury 2 Year Note Futures Contracts (Aggregate Value of Contracts $6,167,000)	28	16,147
(Total Aggregate Value of Contracts $15,268,250)		$179,762
CURRENCY FUTURES CONTRACTS PURCHASED†
December 2013 British Pound Futures Contracts (Aggregate Value of Contracts $303,375)	3	$3,949
December 2013 Canadian Dollar Futures Contracts (Aggregate Value of Contracts $290,700)	3	602
(Total Aggregate Value of Contracts $594,075)		$4,551
EQUITY FUTURES CONTRACTS SOLD SHORT†
October 2013 Hang Seng Index Futures Contracts†† (Aggregate Value of Contracts $146,990)	1	$3,517
December 2013 SPI 200 Index Futures Contracts†† (Aggregate Value of Contracts $243,668)	2	296
October 2013 CAC40 10 Euro Index Futures Contracts†† (Aggregate Value of Contracts $224,227)	4	(2,423)
December 2013 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $146,450)	2	(2,457)
December 2013 DAX Index Futures Contracts†† (Aggregate Value of Contracts $291,055)	1	(3,887)
(Total Aggregate Value of Contracts $1,052,390)		$(4,954)
CURRENCY FUTURES CONTRACTS SOLD SHORT†
December 2013 Japanese Yen Futures Contracts (Aggregate Value of Contracts $127,213)	1	$(3)
December 2013 Australian Dollar Futures Contracts (Aggregate Value of Contracts $185,640)	2	(2,225)
December 2013 Euro Fx Futures Contracts (Aggregate Value of Contracts $338,250)	2	(3,718)
(Total Aggregate Value of Contracts $651,103)		$(5,946)

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 97.1%
Financials - 26.1%
Wells Fargo & Co.	102,633	$4,240,795
American International Group, Inc.	67,292	3,272,410
JPMorgan Chase & Co.	60,650	3,135,000
Hanover Insurance Group, Inc.	44,320	2,451,783
Berkshire Hathaway, Inc. — Class B*	19,120	2,170,311
Allstate Corp.	42,470	2,146,859
WR Berkley Corp.	41,850	1,793,691
Reinsurance Group of America, Inc. — Class A	26,545	1,778,250
Aon plc	20,860	1,552,818
State Street Corp.	21,170	1,391,927
American Financial Group, Inc.	23,270	1,257,976
Home Loan Servicing Solutions Ltd.	49,192	1,082,716
Bank of America Corp.	77,670	1,071,846
Alleghany Corp.*	2,513	1,029,450
CME Group, Inc. — Class A	12,920	954,529
Franklin Resources, Inc.	15,090	762,800
Citigroup, Inc.	14,030	680,595
Endurance Specialty Holdings Ltd.	12,130	651,624
U.S. Bancorp	17,567	642,601
Alexandria Real Estate Equities, Inc.	8,170	521,654
BioMed Realty Trust, Inc.	27,420	509,738
Huntington Bancshares, Inc.	61,170	505,264
NASDAQ OMX Group, Inc.	15,540	498,679
Ocwen Financial Corp.*,1	8,660	482,968
Employers Holdings, Inc.	14,620	434,799
PNC Financial Services Group, Inc.	5,600	405,720
Wintrust Financial Corp.	8,780	360,595
SVB Financial Group*	3,860	333,388
FirstMerit Corp.	15,254	331,164
Zions Bancorporation	11,800	323,556
First Niagara Financial Group, Inc.	29,660	307,574
City National Corp.	4,550	303,303
First Midwest Bancorp, Inc.	18,845	284,748
Redwood Trust, Inc.	97	1,910
Total Financials		37,673,041
Energy - 14.7%
Chevron Corp.	31,700	3,851,550
Cameco Corp.	149,780	2,706,525
Apache Corp.	27,220	2,317,510
Whiting Petroleum Corp.*	34,800	2,082,780
Halliburton Co.	40,940	1,971,261
ConocoPhillips	21,010	1,460,405
Phillips 66	22,440	1,297,481
Marathon Oil Corp.	34,900	1,217,312
Exxon Mobil Corp.	11,020	948,161
Suncor Energy, Inc.	23,040	824,371
Superior Energy Services, Inc.*	28,200	706,128
Oasis Petroleum, Inc.*	13,520	664,238
Chesapeake Energy Corp.	16,638	430,591
Resolute Energy Corp.*	46,000	384,560
C&J Energy Services, Inc.*	15,450	310,236
Total Energy		21,173,109
Industrials - 12.7%
URS Corp.	49,860	2,679,976
Republic Services, Inc. — Class A	77,100	2,572,056
United Technologies Corp.	23,750	2,560,725
Parker Hannifin Corp.	21,990	2,390,753
Quanta Services, Inc.*	82,120	2,259,121
Covanta Holding Corp.	67,000	1,432,460
Orbital Sciences Corp.*	48,821	1,034,029
Aegion Corp. — Class A*	42,010	996,897
Navigant Consulting, Inc.*	58,500	904,410
Towers Watson & Co. — Class A	3,816	408,159
ICF International, Inc.*	11,100	393,051
General Cable Corp.	7,100	225,425
United Stationers, Inc.	4,990	217,065
AZZ, Inc.	3,900	163,254
Saia, Inc.*	4,685	146,078
Total Industrials		18,383,459
Information Technology - 10.8%
Computer Sciences Corp.	90,800	4,697,993
Cisco Systems, Inc.	108,840	2,549,032
TE Connectivity Ltd.	43,580	2,256,572
IXYS Corp.	176,300	1,701,295
Hewlett-Packard Co.	39,552	829,801
RF Micro Devices, Inc.*	119,150	672,006
Maxwell Technologies, Inc.*	68,700	623,796
NetApp, Inc.	13,970	595,401
Cree, Inc.*	9,610	578,426
Symmetricom, Inc.*	109,613	528,335
Global Payments, Inc.	7,875	402,255
OmniVision Technologies, Inc.*	10,250	156,928
Total Information Technology		15,591,840
Consumer Discretionary - 8.4%
Time Warner, Inc.	46,886	3,085,567
Lowe's Companies, Inc.	43,550	2,073,416
Harman International Industries, Inc.	15,350	1,016,631
Brown Shoe Company, Inc.	38,152	895,427
DeVry, Inc.	28,700	877,072
Chico's FAS, Inc.	42,690	711,215
Maidenform Brands, Inc.*	24,850	583,726
Jack in the Box, Inc.*	13,010	520,400
Cabela's, Inc.*	7,360	463,901
Jones Group, Inc.	29,473	442,390
Scholastic Corp.	14,500	415,425
Guess?, Inc.	13,843	413,214
Gentex Corp.	14,970	383,082
Kohl's Corp.	4,210	217,868
Total Consumer Discretionary		12,099,334
Consumer Staples - 7.8%
CVS Caremark Corp.	51,720	2,935,110
Wal-Mart Stores, Inc.	31,750	2,348,230
Bunge Ltd.	26,370	2,001,747
Mondelez International, Inc. — Class A	53,700	1,687,253
Kraft Foods Group, Inc.	17,900	938,676
Hormel Foods Corp.	18,480	778,378

Series O (All Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 97.1% (continued)
Consumer Staples - 7.8% (continued)
Darling International, Inc.*	27,525	$582,429
Total Consumer Staples		11,271,823
Health Care - 7.2%
Aetna, Inc.	36,470	2,334,809
MEDNAX, Inc.*	17,500	1,757,000
UnitedHealth Group, Inc.	21,000	1,503,810
Teva Pharmaceutical Industries Ltd. ADR	29,810	1,126,221
Sanofi ADR	19,350	979,691
Universal Health Services, Inc. — Class B	9,340	700,407
Covidien plc	10,690	651,449
Hologic, Inc.*	24,443	504,748
Kindred Healthcare, Inc.	29,594	397,447
Alere, Inc.*	12,771	390,409
Mallinckrodt plc*	1,475	65,033
Total Health Care		10,411,024
Materials - 6.0%
Dow Chemical Co.	79,610	3,057,024
Coeur Mining, Inc.*	123,200	1,484,560
Owens-Illinois, Inc.*	47,630	1,429,853
Sonoco Products Co.	29,900	1,164,306
Zoltek Companies, Inc.*	30,900	515,721
Potash Corporation of Saskatchewan, Inc.	13,530	423,218
Globe Specialty Metals, Inc.	19,517	300,757
Allied Nevada Gold Corp.*	68,500	286,330
Total Materials		8,661,769
Utilities - 3.0%
Edison International	58,310	2,685,759
Black Hills Corp.	13,950	695,547
Great Plains Energy, Inc.	23,922	531,068
MDU Resources Group, Inc.	13,819	386,517
Total Utilities		4,298,891
Telecommunication Services - 0.4%
Windstream Holdings, Inc.	80,380	643,040
Total Common Stocks
(Cost $107,775,840)		140,207,330
SHORT TERM INVESTMENTS† - 2.7%
Dreyfus Treasury Prime Cash Management Fund	3,875,815	3,875,815
Total Short Term Investments
(Cost $3,875,815)		3,875,815
Total Long Investments - 99.8%
(Cost $111,651,655)		$144,083,145
	Contracts
OPTIONS WRITTEN† - 0.0%
Call options on:
Ocwen Financial Corp. Expiring January 2014 with strike price of $60.00	86	(22,790)
Total Options Written
(Premiums received $29,068)		(22,790)
Other Assets & Liabilities, net - 0.2%		237,292
Total Net Assets - 100.0%		$144,297,647

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open call options written contracts at September 30, 2013.

ADR — American Depositary Receipt

plc — Public Limited Company

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 1.0%
Energy - 0.4%
Stallion Oilfield Holdings Ltd.*,††	19,265	$529,788
Financials - 0.3%
CIT Group, Inc.*	7,613	371,286
Leucadia National Corp.	247	6,728
Adelphia Recovery Trust†††	5,270	53
Total Financials		378,067
Consumer Discretionary - 0.3%
Sonic Automotive, Inc. — Class A	15,103	359,451
Aimia, Inc.	5	87
MEDIQ, Inc.*,†††	92	1
Total Consumer Discretionary		359,539
Consumer Staples - 0.0%
Crimson Wine Group Ltd.*	24	229
Industrials - 0.0%
Delta Air Lines, Inc.	1	24
Chorus Aviation, Inc.	3	7
Total Industrials		31
Total Common Stocks
(Cost $837,375)		1,267,654
PREFERRED STOCKS† - 1.2%
Aspen Insurance Holdings Ltd.
5.95% due [2,3]	30,000	711,900
Citigroup Capital XIII
7.88% due 10/30/40 [2]	25,000	686,750
U.S. Shipping Corp. *, ††	24,529	12,265

Total Preferred Stocks
(Cost $2,000,000)		1,410,915
WARRANTS††† - 0.0%
Reader's Digest Association, Inc.
$1.00, 02/19/14*	478	5
Total Warrants
(Cost $–)		5
SHORT TERM INVESTMENTS† - 16.4%
Dreyfus Treasury Prime Cash Management Fund	19,920,824	19,920,824
Total Short Term Investments
(Cost $19,920,824)		19,920,824
	Face Amount
CORPORATE BONDS†† - 61.4%
Consumer Discretionary - 13.1%
MDC Partners, Inc.
6.75% due 04/01/20[4]	$1,750,000	1,771,875
Laureate Education, Inc.
9.25% due 09/01/19[4]	1,500,000	1,620,000
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/17[4]	1,500,000	1,619,999
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	1,420,000	1,476,800
GRD Holdings III Corp.
10.75% due 06/01/19[4]	1,285,000	1,362,100
ServiceMaster Co.
8.00% due 02/15/20	675,000	668,250
7.00% due 08/15/20	700,000	661,500
Sabre, Inc.
8.50% due 05/15/19[4]	1,200,000	1,297,500
Travelport LLC / Travelport Holdings, Inc.
13.88% due 03/01/16[4]	761,875	792,350
INTCOMEX, Inc.
13.25% due 12/15/14	775,000	751,750
Stanadyne Corp.
10.00% due 08/15/14	785,000	749,675
WMG Acquisition Corp.
11.50% due 10/01/18	550,000	633,875
Allegion US Holding Company, Inc.
5.75% due 10/01/21[4]	600,000	600,000
Sirius XM Radio, Inc.
5.88% due 10/01/20[4]	500,000	504,375
Snoqualmie Entertainment Authority
9.13% due 02/01/15[4]	345,000	345,000
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
7.50% due 10/01/18	253,000	270,710
DreamWorks Animation SKG, Inc.
6.88% due 08/15/20[4]	250,000	259,375
Caesars Entertainment Operating Company, Inc.
9.00% due 02/15/20	190,000	178,125
Stanadyne Holdings, Inc.
11.99% due 02/15/15[5]	225,000	126,000
Gibson Brands, Inc.
8.88% due 08/01/18[4]	100,000	101,500
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/21[4]	100,000	96,000
Total Consumer Discretionary		15,886,759
Energy - 11.7%
Hiland Partners Limited Partnership / Hiland Partners Finance Corp.
7.25% due 10/01/20[4]	1,500,000	1,563,749
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.25% due 04/15/18	1,500,000	1,556,250

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 61.4% (continued)
Energy - 11.7% (continued)
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22	$1,250,000	$1,246,875
8.63% due 10/15/20	250,000	263,750
Eagle Rock Energy Partners Limited Partnership / Eagle Rock Energy Finance Corp.
8.38% due 06/01/19	1,275,000	1,275,000
Bill Barrett Corp.
7.00% due 10/15/22	1,250,000	1,209,375
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	1,000,000	1,050,000
Atlas Pipeline Partners Limited Partnership / Atlas Pipeline Finance Corp.
6.63% due 10/01/20[4]	1,000,000	1,020,000
Gibson Energy, Inc.
6.75% due 07/15/21[4]	900,000	929,250
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20[4]	505,000	510,050
6.63% due 12/01/21[4]	375,000	350,625
Endeavor Energy Resources Limited Partnership / EER Finance, Inc.
7.00% due 08/15/21[4]	850,000	841,500
Inergy Midstream Limited Partnership / NRGM Finance Corp.
6.00% due 12/15/20[4]	600,000	595,500
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21[4]	500,000	465,000
Pacific Drilling S.A.
5.38% due 06/01/20[4]	325,000	316,875
Midstates Petroleum Company Incorporated / Midstates Petroleum Co LLC
9.25% due 06/01/21[4]	300,000	296,250
Atlas Resource Escrow Corp.
9.25% due 08/15/21[4]	250,000	252,500
Exterran Partners Limited Partnership / EXLP Finance Corp.
6.00% due 04/01/21[4]	175,000	169,750
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	150,000	159,000
IronGate Energy Services LLC
11.00% due 07/01/18[4]	125,000	123,750
Total Energy		14,195,049
Financials - 8.7%
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	1,800,000	1,808,999
Lancashire Holdings Ltd.
5.70% due 10/01/22[4]	1,500,000	1,362,391
Kennedy-Wilson, Inc.
8.75% due 04/01/19	1,175,000	1,269,000
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
8.00% due 01/15/18	500,000	523,750
6.00% due 08/01/20[4]	450,000	450,000
Wilton Re Finance LLC
5.88% due 03/30/33[2,4]	900,000	902,250
Credit Acceptance Corp.
9.13% due 02/01/17	800,000	848,000
Nielsen Company Luxembourg SARL
5.50% due 10/01/21[4]	650,000	650,813
KCG Holdings, Inc.
8.25% due 06/15/18[4]	585,000	576,225
American Equity Investment Life Holding Co.
6.63% due 07/15/21	450,000	465,750
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[4]	455,000	450,450
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/18[4]	400,000	409,000
DuPont Fabros Technology, LP
5.88% due 09/15/21[4]	400,000	400,000
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[4]	300,000	294,000
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[4]	225,000	228,375
Total Financials		10,639,003
Consumer Staples - 6.4%
Central Garden and Pet Co.
8.25% due 03/01/18	1,700,000	1,678,750
Harbinger Group, Inc.
7.88% due 07/15/19[4]	1,250,000	1,293,750
Vector Group Ltd.
7.75% due 02/15/21	1,185,000	1,226,475
US Foods, Inc.
8.50% due 06/30/19	950,000	1,001,062
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]	879,000	951,518
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[4]	700,000	710,500

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 61.4% (continued)
Consumer Staples - 6.4% (continued)
Bumble Bee Holdco SCA
9.63% due 03/15/18[4]	$600,000	$624,000
JBS USA LLC / JBS USA Finance, Inc.
7.25% due 06/01/21[4]	200,000	198,000
Armored Autogroup, Inc.
9.25% due 11/01/18	110,000	99,275
Total Consumer Staples		7,783,330
Information Technology - 5.8%
First Data Corp.
8.75% due 01/15/22[4]	1,625,000	1,694,062
Eagle Midco, Inc.
9.00% due 06/15/18[4]	1,150,000	1,155,750
Activision Blizzard, Inc.
5.63% due 09/15/21[4]	750,000	750,938
6.13% due 09/15/23[4]	200,000	201,000
Aspect Software, Inc.
10.63% due 05/15/17	940,000	937,650
iGATE Corp.
9.00% due 05/01/16	700,000	750,750
Audatex North America, Inc.
6.00% due 06/15/21[4]	600,000	612,000
Stratus Technologies Bermuda Limited / Stratus Technologies, Inc.
12.00% due 03/29/15	561	559,598
IAC
4.75% due 12/15/22	350,000	322,000
Southern Graphics, Inc.
8.38% due 10/15/20[4]	85,000	87,975
Total Information Technology		7,071,723
Materials - 4.4%
TPC Group, Inc.
8.75% due 12/15/20[4]	1,730,000	1,768,925
KGHM International Ltd.
7.75% due 06/15/19[4]	1,275,000	1,316,438
APERAM
7.75% due 04/01/18[4]	1,280,000	1,260,800
Eldorado Gold Corp.
6.13% due 12/15/20[4]	465,000	448,725
Pretium Packaging LLC / Pretium Finance, Inc.
11.50% due 04/01/16	300,000	321,750
Mirabela Nickel Ltd.
8.75% due 04/15/18[1,4]	610,000	237,900
Total Materials		5,354,538
Industrials - 4.2%
CEVA Group plc
8.38% due 12/01/17[4]	1,250,000	1,259,375
Marquette Transportation Company / Marquette Transportation Finance Corp.
10.88% due 01/15/17	860,000	907,300
CPG Merger Sub LLC
8.00% due 10/01/21[4]	700,000	711,375
Victor Technologies Group, Inc.
9.00% due 12/15/17	625,000	673,438
ADT Corp.
6.25% due 10/15/21[4]	600,000	609,000
Amsted Industries, Inc.
8.13% due 03/15/18[4]	450,000	477,000
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.88% due 02/15/21	400,000	427,000
Triumph Group, Inc.
8.00% due 11/15/17	100,000	104,750
Total Industrials		5,169,238
Telecommunication Services - 3.8%
Sitel LLC / Sitel Finance Corp.
11.00% due 08/01/17[4]	890,000	950,075
UPCB Finance V Ltd.
7.25% due 11/15/21[4]	800,000	872,000
Zayo Group LLC / Zayo Capital, Inc.
8.13% due 01/01/20	600,000	656,250
DISH DBS Corp.
6.75% due 06/01/21	600,000	630,750
Expo Event Transco, Inc.
9.00% due 06/15/21[4]	575,000	572,125
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.50% due 01/15/23[4]	450,000	426,375
GXS Worldwide, Inc.
9.75% due 06/15/15	400,000	411,000
Alcatel-Lucent USA, Inc.
8.88% due 01/01/20[4]	150,000	158,250
Total Telecommunication Services		4,676,825
Utilities - 1.9%
Elwood Energy LLC
8.16% due 07/05/26	1,090,250	1,144,762
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	700,000	703,500
Calpine Corp.
7.88% due 01/15/23[4]	450,000	473,625
Total Utilities		2,321,887
Health Care - 1.4%
Catalent Pharma Solutions, Inc.
7.88% due 10/15/18	1,250,000	1,259,375
Symbion, Inc.
8.00% due 06/15/16	300,000	316,500
11.00% due 08/23/15	101,751	101,497
Total Health Care		1,677,372
Total Corporate Bonds
(Cost $74,518,692)		74,775,724

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 22.1%
Consumer Discretionary - 6.6%
GCA Services Group, Inc.
9.25% due 11/01/20	$1,500,000	$1,523,745
Transtar Industries, Inc.
9.75% due 10/09/19	1,500,000	1,522,500
IntraWest Holdings S.à r.l.
7.00% due 12/03/17	1,091,750	1,102,668
Hilton Worldwide Holdings, Inc.
4.00% due 09/23/20	710,000	708,708
Lions Gate Entertainment Corp.
5.00% due 07/18/20	700,000	696,500
Digital Insight
9.50% due 08/01/20	370,000	370,000
5.50% due 08/01/19	270,000	270,000
SIRVA Worldwide, Inc.
7.50% due 03/27/19	597,000	602,970
Fleetpride Corp.
9.25% due 05/15/20	600,000	553,128
Edmentum, Inc.
6.00% due 05/17/18	288,750	289,712
Sutherland Global Services, Inc.
7.25% due 03/06/19	243,750	242,836
Totes Isotoner Corp.
7.25% due 07/07/17	200,000	200,000
Total Consumer Discretionary		8,082,767
Information Technology - 4.3%
SumTotal Systems
6.25% due 11/16/18	1,407,669	1,401,221
Travelport Holdings Ltd.
9.50% due 01/31/16	885,100	910,546
6.25% due 06/26/19	417,675	422,115
Magic Newco, LLC
12.00% due 06/01/19	700,000	802,669
Wall Street Systems
9.25% due 10/25/20	750,000	754,688
EIG Investors Corp.
10.25% due 05/09/20	750,000	751,875
Applied Systems, Inc.
8.25% due 06/08/17	250,000	251,043
Total Information Technology		5,294,157
Consumer Staples - 2.4%
AdvancePierre Foods, Inc.
9.50% due 10/10/17	1,600,000	1,622,000
Reddy Ice Holdings, Inc.
10.75% due 10/01/19	530,000	520,725
CTI Foods Holding Co. LLC
8.25% due 06/28/21	350,000	347,375
Performance Food Group
6.25% due 11/07/19	249,375	245,946
JBS USA, Inc.
3.75% due 09/12/20	200,000	197,500
Total Consumer Staples		2,933,546
Financials - 1.9%
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	935,455	929,607
Cetera Financial Group, Inc.
6.50% due 08/07/19	500,000	495,415
Confie Seguros
6.50% due 11/09/18	450,000	449,627
First Advantage Corp.
6.25% due 02/28/19	298,500	297,569
Knight/Getco
5.75% due 11/30/17	200,000	199,376
Total Financials		2,371,594
Telecommunication Services - 1.9%
Associated Partners, Inc.
6.68% due 12/21/15 [1]	1,400,000	1,400,000
Avaya, Inc.
8.00% due 03/31/18	644,376	609,283
Hemisphere Media Group, Inc.
6.25% due 07/30/20	259,350	258,702
Cengage Learning Acquisitions, Inc.
due 07/31/17 [6]	139,630	102,220
Total Telecommunication Services		2,370,205
Health Care - 1.8%
Bioscrip, Inc.
6.50% due 07/31/20	1,000,000	1,005,000
Apria Healthcare Group, Inc.
6.75% due 04/01/20	623,438	627,583
Merge Healthcare, Inc.
6.00% due 04/23/19	315,728	298,363
Learning Care Group (US), Inc.
6.00% due 05/08/19	249,375	248,335
Total Health Care		2,179,281
Utilities - 1.2%
Astoria Generating Company Acquisitions LLC
8.50% due 10/26/17	1,481,250	1,514,578
Energy - 1.0%
Panda Sherman
9.00% due 09/14/18	650,000	656,499
P2 Energy
6.00% due 11/20/18	339,144	339,144
Rice Energy
8.50% due 10/25/18	248,750	249,372
Total Energy		1,245,015
Industrials - 1.0%
US Shipping Corp.
9.00% due 04/30/18	498,750	508,725
Panolam Industries International, Inc.
7.25% due 08/23/17 [1]	286,432	284,163

Series P (High Yield Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 22.1% (continued)
Industrials - 1.0% (continued)
NaNa Development Corp.
8.00% due 03/15/18	$135,000	$135,000
Total Industrials		927,888
Total Senior Floating Rate Interests
(Cost $26,517,768)		26,919,031
ASSET BACKED SECURITIES†† - 0.4%
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	500,000	499,375
Total Asset Backed Securities
(Cost $500,000)		499,375
Total Investments - 102.5%
(Cost $124,294,659)		$124,793,528
Other Assets & Liabilities, net - (2.5)%		(3,069,021)
Total Net Assets - 100.0%		$121,724,507

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at September 30, 2013.
[3]	Perpetual maturity.
[4]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $44,053,358 (cost $43,780,799), or 36.2% of total net assets.
[5]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[6]	Security with no rate was unsettled at September 30, 2013.

plc — Public Limited Company
REIT — Real Estate Investment Trust

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 98.4%
Financials - 23.4%
Hanover Insurance Group, Inc.	94,470	$5,226,079
Reinsurance Group of America, Inc. — Class A	42,575	2,852,100
Home Loan Servicing Solutions Ltd.	105,940	2,331,740
Endurance Specialty Holdings Ltd.	38,970	2,093,468
Horace Mann Educators Corp.	72,310	2,052,158
Bancorp, Inc.*	104,390	1,849,791
1st Source Corp.	59,470	1,600,932
Campus Crest Communities, Inc.	137,770	1,487,916
Ocwen Financial Corp.*,1	23,201	1,293,920
PrivateBancorp, Inc. — Class A	57,022	1,220,271
Safeguard Scientifics, Inc.*	76,600	1,201,854
Berkshire Hills Bancorp, Inc.	45,440	1,140,998
Employers Holdings, Inc.	37,140	1,104,544
Solar Senior Capital Ltd.	49,174	889,066
AMERISAFE, Inc.	24,704	877,239
Lexington Realty Trust	77,080	865,608
Navigators Group, Inc.*	13,420	775,273
Redwood Trust, Inc.	39,084	769,564
BancFirst Corp.	13,037	704,911
Total Financials		30,337,432
Industrials - 22.9%
Covanta Holding Corp.[2]	125,950	2,692,811
ICF International, Inc.*	59,690	2,113,623
Energy Recovery, Inc.*	270,940	1,964,315
Celadon Group, Inc.	102,419	1,912,163
Orbital Sciences Corp.*	83,161	1,761,351
Curtiss-Wright Corp.	37,120	1,743,155
PMFG, Inc.*	216,690	1,603,506
Aegion Corp. — Class A*	66,688	1,582,506
Navigant Consulting, Inc.*	102,340	1,582,176
Dynamic Materials Corp.	67,746	1,570,352
Powell Industries, Inc.*	24,843	1,522,627
General Cable Corp.	47,366	1,503,871
KEYW Holding Corp.*	108,903	1,464,745
Great Lakes Dredge & Dock Corp.	170,836	1,267,603
Sterling Construction Company, Inc.*	136,358	1,261,312
Saia, Inc.*	28,490	888,318
Global Power Equipment Group, Inc.	35,030	704,454
DigitalGlobe, Inc.*	20,507	648,431
Marten Transport Ltd.	34,888	598,329
Rand Logistics, Inc.*	107,626	525,215
MiX Telematics Ltd. ADR*	25,738	380,922
AZZ, Inc.	8,720	365,019
Total Industrials		29,656,804
Information Technology - 15.2%
Global Cash Access Holdings, Inc.*	254,110	1,984,600
Maxwell Technologies, Inc.*	205,229	1,863,479
Cree, Inc.*	28,650	1,724,443
Insight Enterprises, Inc.*	85,149	1,611,019
IXYS Corp.	142,770	1,377,730
RF Micro Devices, Inc.*	232,400	1,310,736
Digi International, Inc.*	125,839	1,259,648
Carbonite, Inc.*	80,250	1,203,750
Global Payments, Inc.	23,380	1,194,250
Silicon Graphics International Corp.*	67,470	1,096,388
Newport Corp.*	66,850	1,044,866
Spansion, Inc. — Class A*	75,380	760,584
Multi-Fineline Electronix, Inc.*	40,480	656,586
Semtech Corp.*	21,320	639,387
Mercury Systems, Inc.*	58,760	587,012
Higher One Holdings, Inc.*	75,500	579,085
Symmetricom, Inc.*	92,173	444,274
OmniVision Technologies, Inc.*	21,800	333,758
Total Information Technology		19,671,595
Consumer Discretionary - 12.6%
Brown Shoe Company, Inc.	99,350	2,331,745
International Speedway Corp. — Class A	62,060	2,004,538
iRobot Corp.*,1	50,295	1,894,613
Maidenform Brands, Inc.*	80,220	1,884,367
Chico's FAS, Inc.	97,640	1,626,682
DeVry, Inc.	49,650	1,517,304
Cabela's, Inc.*	20,040	1,263,121
Jones Group, Inc.	70,065	1,051,676
Guess?, Inc.	34,178	1,020,213
Scholastic Corp.	33,764	967,339
Gentex Corp.	30,850	789,452
Total Consumer Discretionary		16,351,050
Energy - 7.2%
Clayton Williams Energy, Inc.*	38,427	2,016,264
Resolute Energy Corp.*	240,990	2,014,676
Oasis Petroleum, Inc.*	33,380	1,639,959
Abraxas Petroleum Corp.*	635,180	1,632,413
Sanchez Energy Corp.*	33,250	878,133
C&J Energy Services, Inc.*	32,430	651,194
Energy XXI Bermuda Ltd.	12,798	386,500
Emerald Oil, Inc.*	23,050	165,730
Total Energy		9,384,869
Health Care - 5.6%
Invacare Corp.	101,950	1,760,676
Emergent Biosolutions, Inc.*	87,240	1,661,922
Greatbatch, Inc.*	44,591	1,517,432
Alere, Inc.*	27,045	826,766
Kindred Healthcare, Inc.	59,290	796,265
Discovery Laboratories, Inc.*	347,320	680,747
Total Health Care		7,243,808
Utilities - 5.4%
UGI Corp.	59,140	2,314,148
Laclede Group, Inc.	32,970	1,483,650
Black Hills Corp.	29,180	1,454,915
South Jersey Industries, Inc.	19,650	1,151,097
MDU Resources Group, Inc.	23,105	646,247
Total Utilities		7,050,057
Materials - 5.3%
Zoltek Companies, Inc.*	123,060	2,053,872
Coeur Mining, Inc.*	125,000	1,506,250
Allied Nevada Gold Corp.*	344,730	1,440,971
Landec Corp.*	97,414	1,188,451

Series Q (Small Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 98.4% (continued)
Materials - 5.3% (continued)
Globe Specialty Metals, Inc.	43,979	$677,716
Total Materials		6,867,260
Consumer Staples - 0.8%
Darling International, Inc.*	51,346	1,086,481
Total Common Stocks
(Cost $97,254,699)		127,649,356
CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp. *,3	116,667	13,627
Total Convertible Preferred Stocks
(Cost $111,410)		13,627
WARRANTS†† - 0.0%
Horizon Pharma, Inc.
$4.58, 09/20/17*	98,150	44,168
Total Warrants
(Cost $–)		44,168
SHORT TERM INVESTMENTS† - 1.6%
Dreyfus Treasury Prime Cash Management Fund	2,086,532	2,086,532
Total Short Term Investments
(Cost $2,086,532)		2,086,532
	Face Amount
CONVERTIBLE BONDS†† - 0.5%
Industrials - 0.5%
DryShips, Inc.
5.00% due 12/01/14	$600,000	586,125
Total Convertible Bonds
(Cost $533,160)		586,125
Total Long Investments - 100.6%
(Cost $99,985,801)		$130,379,808
	Contracts
OPTIONS WRITTEN† - (0.1)%
Call options on:
Ocwen Financial Corp. Expiring January 2014 with strike price of $60.00	116	(30,740)
iRobot Corp. Expiring December 2013 with strike price of $40.00	167	(36,740)
Total Call options		(67,480)
Put options on:
Staar Surgical Co. Expiring December 2013 with strike price of $12.50	522	(33,930)
Total Options Written
(Premiums received $116,145)		(101,410)
Other Assets & Liabilities, net - (0.5)%		(639,095)
Total Net Assets - 100.0%		$129,639,303

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open call options written contracts at September 30, 2013.
[2]	All or a portion of this security is pledged as collateral for open put options written contracts at September 30, 2013.
[3]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

ADR — American Depositary Receipt

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 98.9%
Financials - 28.1%
Hanover Insurance Group, Inc.	249,360	$13,794,596
Reinsurance Group of America, Inc. — Class A	100,987	6,765,119
American Financial Group, Inc.	123,690	6,686,681
WR Berkley Corp.	147,080	6,303,849
Alleghany Corp.*	12,687	5,197,230
Northern Trust Corp.	78,400	4,264,176
Endurance Specialty Holdings Ltd.	72,896	3,915,973
Alexandria Real Estate Equities, Inc.	46,580	2,974,133
Huntington Bancshares, Inc.	357,220	2,950,636
BioMed Realty Trust, Inc.	156,300	2,905,617
Ocwen Financial Corp.*,1	51,871	2,892,845
Lexington Realty Trust	254,053	2,853,015
Employers Holdings, Inc.	91,760	2,728,942
Home Loan Servicing Solutions Ltd.	98,753	2,173,554
Wintrust Financial Corp.	52,810	2,168,907
SVB Financial Group*	21,020	1,815,497
FirstMerit Corp.	83,015	1,802,256
Zions Bancorporation	64,180	1,759,816
City National Corp.	24,780	1,651,835
First Midwest Bancorp, Inc.	102,473	1,548,367
First Niagara Financial Group, Inc.	144,430	1,497,739
Redwood Trust, Inc.	61,435	1,209,656
Investors Real Estate Trust	133,340	1,100,055
Campus Crest Communities, Inc.	59,950	647,460
Bimini Capital Management, Inc. — Class A*	85,629	15,841
Total Financials		81,623,795
Industrials - 17.2%
Covanta Holding Corp.	327,620	7,004,516
URS Corp.	116,500	6,261,874
Quanta Services, Inc.*	207,260	5,701,723
Navigant Consulting, Inc.*	347,040	5,365,237
Aegion Corp. — Class A*	200,700	4,762,611
Orbital Sciences Corp.*	209,464	4,436,448
General Cable Corp.	108,366	3,440,621
ICF International, Inc.*	88,000	3,116,080
Saia, Inc.*	63,853	1,990,937
Towers Watson & Co. — Class A	18,451	1,973,519
DigitalGlobe, Inc.*	53,813	1,701,567
United Stationers, Inc.	37,810	1,644,735
Babcock & Wilcox Co.	47,362	1,597,047
AZZ, Inc.	19,570	819,200
Thermoenergy Corp.*	905,961	36,238
Total Industrials		49,852,353
Information Technology - 11.2%
Computer Sciences Corp.	192,100	9,939,255
IXYS Corp.	488,690	4,715,859
Cree, Inc.*	64,180	3,862,994
Maxwell Technologies, Inc.*	387,650	3,519,862
RF Micro Devices, Inc.*	580,670	3,274,979
Global Payments, Inc.	58,780	3,002,482
Semtech Corp.*	49,360	1,480,306
Symmetricom, Inc.*	212,035	1,022,009
Euronet Worldwide, Inc.*	24,083	958,503
OmniVision Technologies, Inc.*	50,020	765,806
Total Information Technology		32,542,055
Consumer Discretionary - 10.4%
Brown Shoe Company, Inc.	227,941	5,349,774
Chico's FAS, Inc.	215,730	3,594,062
Maidenform Brands, Inc.*	142,060	3,336,990
Cabela's, Inc.*	48,720	3,070,822
DeVry, Inc.	91,507	2,796,454
Jack in the Box, Inc.*	69,860	2,794,400
Jones Group, Inc.	175,439	2,633,339
Guess?, Inc.	79,069	2,360,210
Scholastic Corp.	78,384	2,245,702
Gentex Corp.	71,730	1,835,571
HydroGen Corp.*,2	672,346	4,706
Total Consumer Discretionary		30,022,030
Materials - 8.8%
Owens-Illinois, Inc.*	256,010	7,685,420
Sonoco Products Co.	134,490	5,237,041
Zoltek Companies, Inc.*	214,990	3,588,183
Coeur Mining, Inc.*	286,480	3,452,084
Landec Corp.*	187,400	2,286,280
Globe Specialty Metals, Inc.	108,432	1,670,937
Allied Nevada Gold Corp.*	367,720	1,537,070
Total Materials		25,457,015
Energy - 8.4%
Cameco Corp.	298,320	5,390,642
Whiting Petroleum Corp.*	87,050	5,209,943
Oasis Petroleum, Inc.*	75,550	3,711,772
Superior Energy Services, Inc.*	142,300	3,563,192
Resolute Energy Corp.*	254,600	2,128,456
Sanchez Energy Corp.*	75,291	1,988,435
C&J Energy Services, Inc.*	74,630	1,498,570
Energy XXI Bermuda Ltd.	29,424	888,605
Total Energy		24,379,615
Utilities - 5.1%
Black Hills Corp.	84,250	4,200,705
Great Plains Energy, Inc.	154,315	3,425,793
UGI Corp.	77,999	3,052,101
Pepco Holdings, Inc.	134,040	2,474,378
MDU Resources Group, Inc.	63,731	1,782,556
Total Utilities		14,935,533
Consumer Staples - 5.1%
Bunge Ltd.	87,810	6,665,657
Hormel Foods Corp.	86,300	3,634,956
Darling International, Inc.*	117,037	2,476,503
JM Smucker Co.	18,080	1,899,123
Total Consumer Staples		14,676,239
Health Care - 4.6%
Universal Health Services, Inc. — Class B	47,090	3,531,279
MEDNAX, Inc.*	31,635	3,176,154
Hologic, Inc.*	125,474	2,591,038
Kindred Healthcare, Inc.	160,530	2,155,918
Alere, Inc.*	61,986	1,894,912
Total Health Care		13,349,301
Total Common Stocks
(Cost $218,516,059)		286,837,936

Series V (Mid Cap Value Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp.*,3	308,333	$36,013

Total Convertible Preferred Stocks
(Cost $294,438)		36,013
SHORT TERM INVESTMENTS† - 0.7%
Dreyfus Treasury Prime Cash Management Fund	1,997,730	1,997,730
Total Short Term Investments
(Cost $1,997,730)		1,997,730
	Face Amount
CONVERTIBLE BONDS†† - 0.5%
Industrials - 0.5%
DryShips, Inc.
5.00% due 12/01/14	$1,450,000	1,416,469
Total Convertible Bonds
(Cost $1,296,185)		1,416,469
Total Long Investments - 100.1%
(Cost $222,104,412)		$290,288,148
	Contracts
OPTIONS WRITTEN† - 0.0%
Call options on:
Ocwen Financial Corp. Expiring January 2014 with strike price of $60.00	259	(68,635)
Total Options Written
(Premiums received $87,544)		(68,635)
Other Assets & Liabilities, net - (0.1)%		(230,349)
Total Net Assets - 100.0%		$289,989,164

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	All or a portion of this security is pledged as collateral for open call options written contracts at September 30, 2013.
[2]	Affiliated issuer—See Note 4.
[3]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

Series X (StylePlus Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 20.1%
Information Technology - 5.8%
Anixter International, Inc.*	957	$83,891
iGATE Corp.*	2,596	72,065
SunEdison, Inc.*	8,803	70,160
Ciena Corp.*	2,708	67,645
CSG Systems International, Inc.	2,663	66,708
Microsemi Corp.*	2,620	63,534
ViaSat, Inc.*	946	60,308
PTC, Inc.*	2,109	59,958
Belden, Inc.	901	57,709
NetScout Systems, Inc.*	2,243	57,353
comScore, Inc.*	1,866	54,058
FEI Co.	613	53,821
SunPower Corp. — Class A*	2,031	53,130
ValueClick, Inc.*	2,467	51,437
SS&C Technologies Holdings, Inc.*	1,306	49,759
RF Micro Devices, Inc.*	8,543	48,183
Cognex Corp.	1,476	46,287
Cardtronics, Inc.*	1,231	45,670
Semtech Corp.*	1,436	43,066
Synaptics, Inc.*	957	42,376
Cypress Semiconductor Corp.	4,463	41,684
Cabot Microelectronics Corp.*	1,060	40,831
Aruba Networks, Inc.*	2,425	40,352
WEX, Inc.*	453	39,751
Littelfuse, Inc.	428	33,478
CoStar Group, Inc.*	198	33,244
Verint Systems, Inc.*	885	32,798
Dealertrack Technologies, Inc.*	737	31,573
MTS Systems Corp.	483	31,081
Heartland Payment Systems, Inc.	768	30,505
PMC - Sierra, Inc.*	4,566	30,227
Badger Meter, Inc.	633	29,435
Cavium, Inc.*	684	28,181
InterDigital, Inc.	750	27,998
ARRIS Group, Inc.*	1,598	27,262
Comverse, Inc.*	842	26,902
Fusion-io, Inc.*	1,984	26,566
Plantronics, Inc.	549	25,281
Blucora, Inc.*	1,064	24,451
Daktronics, Inc.	2,169	24,271
Acxiom Corp.*	854	24,245
TiVo, Inc.*	1,937	24,096
AVG Technologies N.V.*	985	23,581
ADTRAN, Inc.	878	23,390
Micrel, Inc.	2,552	23,249
Entegris, Inc.*	2,266	23,000
Fair Isaac Corp.	415	22,941
Manhattan Associates, Inc.*	239	22,813
Progress Software Corp.*	878	22,723
Advanced Energy Industries, Inc.*	1,244	21,795
Diodes, Inc.*	882	21,609
Silicon Image, Inc.*	4,041	21,579
Qlik Technologies, Inc.*	629	21,537
Unisys Corp.*	843	21,235
Ultratech, Inc.*	579	17,544
RealD, Inc.*	2,480	17,360
Total Information Technology		2,125,686
Health Care - 3.9%
Centene Corp.*	1,575	100,737
Align Technology, Inc.*	2,023	97,348
Amsurg Corp. — Class A*	1,866	74,080
Haemonetics Corp.*	1,857	74,057
PAREXEL International Corp.*	1,450	72,834
Molina Healthcare, Inc.*	1,650	58,740
AMN Healthcare Services, Inc.*	4,229	58,191
Owens & Minor, Inc.	1,594	55,136
MedAssets, Inc.*	2,039	51,831
HMS Holdings Corp.*	2,314	49,774
STERIS Corp.	1,093	46,956
HealthSouth Corp.	1,257	43,341
Questcor Pharmaceuticals, Inc.	730	42,340
West Pharmaceutical Services, Inc.	962	39,586
Analogic Corp.	462	38,180
athenahealth, Inc.*	341	37,019
Integra LifeSciences Holdings Corp.*	885	35,621
Quality Systems, Inc.	1,431	31,096
Ensign Group, Inc.	717	29,476
NuVasive, Inc.*	1,192	29,192
Team Health Holdings, Inc.*	764	28,986
Meridian Bioscience, Inc.	1,219	28,829
Cantel Medical Corp.	858	27,327
Alnylam Pharmaceuticals, Inc.*	414	26,500
Landauer, Inc.	514	26,343
ImmunoGen, Inc.*	1,363	23,198
ArthroCare Corp.*	649	23,091
Dendreon Corp.*	7,805	22,869
Thoratec Corp.*	596	22,225
Air Methods Corp.	520	22,152
PDL BioPharma, Inc.	2,687	21,415
Capital Senior Living Corp.*	1,012	21,404
HeartWare International, Inc.*	264	19,327
Chemed Corp.	264	18,876
Emeritus Corp.*	955	17,696
Vivus, Inc.*	1,733	16,152
Total Health Care		1,431,925
Industrials - 3.9%
Brink's Co.	2,858	80,881
USG Corp.*	1,880	53,730
Tetra Tech, Inc.*	1,940	50,227
Swift Transportation Co. — Class A*	2,448	49,424
EnPro Industries, Inc.*	819	49,311
Dycom Industries, Inc.*	1,629	45,595
Woodward, Inc.	1,018	41,565
Kaman Corp.	1,049	39,715
SkyWest, Inc.	2,624	38,101
Standex International Corp.	637	37,838
HNI Corp.	1,034	37,410
Herman Miller, Inc.	1,272	37,117
Exponent, Inc.	487	34,987
Heartland Express, Inc.	2,411	34,212
AZZ, Inc.	804	33,655
Werner Enterprises, Inc.	1,414	32,989
Knight Transportation, Inc.	1,951	32,231

Series X (StylePlus Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 20.1% (continued)
Industrials - 3.9% (continued)
Albany International Corp. — Class A	887	$31,817
Watsco, Inc.	337	31,769
Mueller Industries, Inc.	570	31,732
Acuity Brands, Inc.	344	31,655
Applied Industrial Technologies, Inc.	603	31,055
CIRCOR International, Inc.	498	30,966
MasTec, Inc.*	1,015	30,755
Comfort Systems USA, Inc.	1,757	29,535
Lindsay Corp.	359	29,302
Steelcase, Inc. — Class A	1,748	29,052
American Science & Engineering, Inc.	475	28,647
Cubic Corp.	524	28,128
ESCO Technologies, Inc.	846	28,113
Mobile Mini, Inc.*	815	27,759
Allegiant Travel Co. — Class A	262	27,604
Moog, Inc. — Class A*	449	26,343
EnerSys, Inc.	414	25,101
Forward Air Corp.	616	24,856
CLARCOR, Inc.	424	23,545
US Airways Group, Inc.*	1,214	23,017
Acacia Research Corp.	991	22,852
Aircastle Ltd.	1,286	22,389
West Corp.	942	20,884
National Presto Industries, Inc.	293	20,630
YRC Worldwide, Inc.*	1,210	20,425
Matson, Inc.	752	19,725
Total Industrials		1,426,644
Consumer Staples - 2.8%
Rite Aid Corp.*	23,115	110,027
TreeHouse Foods, Inc.*	1,367	91,357
Sanderson Farms, Inc.	1,139	74,308
Elizabeth Arden, Inc.*	1,943	71,735
Casey's General Stores, Inc.	973	71,515
B&G Foods, Inc. — Class A	1,891	65,334
United Natural Foods, Inc.*	834	56,061
Pilgrim's Pride Corp.*	3,186	53,493
Susser Holdings Corp.*	951	50,546
Tootsie Roll Industries, Inc.	1,609	49,589
Darling International, Inc.*	2,243	47,462
Vector Group Ltd.	2,885	46,455
Prestige Brands Holdings, Inc.*	1,516	45,662
Hain Celestial Group, Inc.*	555	42,802
Snyders-Lance, Inc.	1,102	31,793
Spectrum Brands Holdings, Inc.	440	28,970
Pantry, Inc.*	2,219	24,587
Cal-Maine Foods, Inc.	466	22,415
Coca-Cola Bottling Company Consolidated	337	21,103
Total Consumer Staples		1,005,214
Consumer Discretionary - 2.8%
Brunswick Corp.	2,156	86,046
Dana Holding Corp.	3,103	70,872
Tenneco, Inc.*	1,353	68,327
Sinclair Broadcast Group, Inc. — Class A	1,899	63,654
DineEquity, Inc.	800	55,201
Buckle, Inc.	855	46,214
CEC Entertainment, Inc.	1,001	45,906
Jack in the Box, Inc.*	1,022	40,880
Crocs, Inc.*	2,951	40,163
Bloomin' Brands, Inc.*	1,558	36,784
Sotheby's	729	35,816
Pool Corp.	569	31,938
Aeropostale, Inc.*	3,226	30,324
Interval Leisure Group, Inc.	1,274	30,105
Bob Evans Farms, Inc.	525	30,067
Hillenbrand, Inc.	1,065	29,149
Cato Corp. — Class A	1,033	28,903
Sonic Corp.*	1,592	28,258
Cracker Barrel Old Country Store, Inc.	264	27,255
Brown Shoe Company, Inc.	1,083	25,418
Express, Inc.*	1,073	25,312
Shutterfly, Inc.*	422	23,581
Children's Place Retail Stores, Inc.*	394	22,797
Ethan Allen Interiors, Inc.	798	22,240
KB Home	1,109	19,984
Pier 1 Imports, Inc.	979	19,110
Genesco, Inc.*	287	18,821
Total Consumer Discretionary		1,003,125
Energy - 0.7%
Bill Barrett Corp.*	2,036	51,124
ION Geophysical Corp.*	9,210	47,892
CARBO Ceramics, Inc.	326	32,310
EXCO Resources, Inc.	3,874	26,111
SEACOR Holdings, Inc.	252	22,791
SemGroup Corp. — Class A	391	22,295
Western Refining, Inc.	714	21,448
Vaalco Energy, Inc.*	3,735	20,841
Delek US Holdings, Inc.	841	17,737
Total Energy		262,549
Materials - 0.1%
Louisiana-Pacific Corp.*	1,050	18,469
Olin Corp.	783	18,064
Total Materials		36,533
Telecommunication Services - 0.1%
Cincinnati Bell, Inc.*	8,289	22,546
Total Common Stocks
(Cost $6,655,046)		7,314,222
EXCHANGE TRADED FUNDS†, 6 - 5.3%
Guggenheim Enhanced Short Duration ETF	15,274	766,449
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	14,400	383,904
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	14,300	381,953
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	14,300	381,696
Total Exchange Traded Funds
(Cost $1,915,666)		1,914,002
MUTUAL FUNDS†, 4 - 3.9%
Floating Rate Strategies Fund Institutional Class	27,278	726,688

Series X (StylePlus Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
MUTUAL FUNDS†, 4 - 3.9% (continued)
Macro Opportunities Fund Institutional Class	26,486	$697,641
Total Mutual Funds
(Cost $1,474,022)		1,424,329
SHORT TERM INVESTMENTS† - 14.1%
Dreyfus Treasury Prime Cash Management Fund	5,105,378	5,105,378
Total Short Term Investments
(Cost $5,105,378)		5,105,378
	Face Amount
ASSET BACKED SECURITIES†† - 16.0%
Geer Mountain Financing Ltd.
2007-1A, 0.57% due 04/01/14[1,2]	$900,000	893,249
Apidos CDO VIII
2011-8A, 3.37% due 10/17/21[1,2]	500,000	500,001
Brentwood CLO Corp.
2006-1A, 0.54% due 02/01/22[1,2]	270,728	262,574
2006-1A, 1.09% due 02/01/22[1,2]	250,000	222,422
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.51% due 05/15/21[1,2]	500,000	475,997
Duane Street CLO IV Ltd.
2007-4A, 0.49% due 11/14/21[1,2]	485,815	472,455
Newcastle CDO Ltd.
2007-9A, 0.43% due 05/25/52	470,010	456,311
N-Star REL CDO VIII Ltd.
2006-8A, 0.47% due 02/01/41[1,2]	453,618	408,948
Garrison Funding Ltd.
2013-2A, 2.05% due 09/25/23[1,2]	380,000	378,762
Foothill CLO Ltd.
2007-1A, 0.51% due 02/22/21[1,2]	298,457	291,656
Salus CLO Ltd.
2013-1AN, 2.50% due 03/05/21[1,2]	270,000	271,493
FM Leveraged Capital Fund II
2006-2A, 1.86% due 11/15/20[1,2]	250,000	247,091
Race Point IV CLO Ltd.
2007-4A, 1.02% due 08/01/21[1,2]	250,000	231,919
Bristol Bay Funding Ltd.
2004-1A, 1.02% due 02/01/16[1,2]	202,032	201,526
GreenPoint Mortgage Funding Trust 2005-HE4
2005-HE4, 0.88% due 07/25/30[1]	200,000	175,020
Northwoods Capital VII Ltd.
2006-7A, 1.82% due 10/22/21[1,2]	180,000	165,220
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.31% due 02/25/37[1]	95,726	86,292
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.46% due 03/25/38[1,2]	68,993	66,085
Total Asset Backed Securities
(Cost $5,831,239)		5,807,021
U.S. TREASURY BILLS† - 14.4%
U.S. Treasury Bills[5]
due 10/10/13	3,225,000	3,224,987
due 10/03/13	1,125,000	1,124,999
due 10/31/13	900,000	899,974
Total U.S. Treasury Bills
(Cost $5,249,995)		5,249,960
CORPORATE BONDS†† - 9.3%
Financials - 3.9%
Ford Motor Credit Company LLC
7.00% due 04/15/15	300,000	325,521
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	290,000	301,949
Citigroup, Inc.
1.23% due 07/25/16[1]	240,000	242,131
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
7.75% due 01/15/16	120,000	123,900
8.00% due 01/15/18	40,000	41,900
Mack-Cali Realty, LP
5.13% due 02/15/14	120,000	121,683
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	100,000	100,500
WEA Finance LLC / WT Finance Aust Pty Ltd.
5.75% due 09/02/15[2]	90,000	97,895
Emigrant Bancorp, Inc.
6.25% due 06/15/14[2]	60,000	59,775
Total Financials		1,415,254
Materials - 2.2%
Glencore Funding LLC
1.42% due 05/27/16[1,2]	405,000	396,593
Rio Tinto Finance USA plc
1.09% due 06/17/16[1]	280,000	281,358
Anglo American Capital plc
9.38% due 04/08/14[2]	130,000	135,433
Total Materials		813,384
Energy - 1.2%
Ras Laffan Liquefied Natural Gas Company Limited III
5.83% due 09/30/16[2]	395,556	419,289
Industrials - 0.6%
International Lease Finance Corp.
2.20% due 06/15/16[1]	200,000	199,000

Series X (StylePlus Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 9.3% (continued)
Industrials - 0.6% (continued)
Victor Technologies Group, Inc.
9.00% due 12/15/17	$30,000	$32,325
Total Industrials		231,325
Telecommunication Services - 0.6%
WPP Finance UK
8.00% due 09/15/14	190,000	202,538
Consumer Staples - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19[2]	110,000	113,850
Consumer Discretionary - 0.3%
ServiceMaster Co.
7.00% due 08/15/20	60,000	56,700
Sabre, Inc.
8.50% due 05/15/19[2]	50,000	54,063
Total Consumer Discretionary		110,763
Information Technology - 0.2%
iGATE Corp.
9.00% due 05/01/16	65,000	69,713
Total Corporate Bonds
(Cost $3,400,910)		3,376,116
SENIOR FLOATING RATE INTERESTS†† - 5.3%
Financials - 2.0%
National Financial Partners
5.25% due 07/01/20	279,300	281,163
Knight/Getco
5.75% due 11/30/17	225,000	224,298
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	124,373	123,441
First Data Corp.
4.18% due 03/23/18	100,000	98,925
Total Financials		727,827
Information Technology - 1.1%
Travelport Holdings Ltd.
6.25% due 06/26/19	218,900	221,226
Blue Coat Systems, Inc.
4.50% due 05/31/19	160,000	160,400
Go Daddy Operating Company LLC
4.25% due 12/17/18	35,270	35,190
Total Information Technology		416,816
Consumer Discretionary - 0.9%
Pinnacle Entertainment, Inc.
3.75% due 08/15/16	214,375	214,965
Sears Holdings Corp.
5.50% due 06/30/18	100,000	99,188
Total Consumer Discretionary		314,153
Industrials - 0.4%
Thermasys Corp.
5.25% due 05/03/19	140,000	139,300
Energy - 0.3%
Pacific Drilling
4.50% due 05/18/18	109,725	110,082
Health Care - 0.3%
Apria Healthcare Group, Inc.
6.75% due 04/01/20	99,750	100,413
Telecommunication Services - 0.3%
Level 3 Financing, Inc.
4.75% due 08/01/19	100,000	99,812
Total Senior Floating Rate Interests
(Cost $1,898,513)		1,908,403
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.1%
Wachovia Bank Commercial Mortgage Trust Series 2007-WHALE 8
2007-WHL8,0.26% due 06/15/20[1,2]	462,409	456,419
SRERS Funding Ltd.
2011-RS,0.43% due 05/09/46[1,2]	390,166	339,195
Boca Hotel Portfolio Trust
2013-BOCA,3.23% due 08/15/26[1,2]	300,000	300,000
COMM 2007-FL14 Mortgage Trust
2007-FL14,0.93% due 06/15/22[1,2]	210,611	206,450
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,6.33% due 09/10/47[1,2]	180,100	186,253
Banc of America Large Loan Trust
2007-BMB1,1.28% due 08/15/29[1,2]	180,000	178,243
GCCFC Commercial Mortgage Trust
2006-FL4A,0.42% due 11/05/21	180,000	176,536
Total Collateralized Mortgage Obligations
(Cost $1,842,728)		1,843,096
MUNICIPAL BONDS†† - 2.7%
New York - 2.6%
New York City Water & Sewer System Revenue Bonds
0.36% due 06/15/33[1]	490,000	490,000
City of New York New York General Obligation Unlimited
0.38% due 04/01/35[1]	240,000	240,000
0.36% due 11/01/26[1]	200,000	200,000
Total New York		930,000
Michigan - 0.1%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	50,000	50,319
Total Municipal Bonds
(Cost $980,000)		980,319
COMMERCIAL PAPER†† - 4.1%
American Water Capital Corp.
0.26% due 10/01/13	300,000	300,000
BAT International Finance plc
0.21% due 10/02/13[2]	300,000	299,999
Nissan Motor Acceptance Corp.
0.24% due 10/02/13[2]	300,000	299,998

Series X (StylePlus Small Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
COMMERCIAL PAPER†† - 4.1% (continued)
VW Credit Canada, Inc.
0.22% due 10/09/13	$300,000	$299,985
Aon Corp.
0.22% due 10/15/13	300,000	299,974
Total Commercial Paper
(Cost $1,499,956)		1,499,956
Total Investments - 100.3%
(Cost $35,853,453)		$36,422,802
Other Assets & Liabilities, net - (0.3)%		(120,422)
Total Net Assets - 100.0%		$36,302,380

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $321,570)	3	$740
December 2013 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $64,315)	1	192
(Total Aggregate Value of Contracts $385,885)		$932

Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2013 Russell 2000 Growth Index Swap, Terminating 10/05/13 [3] (Notional Value $28,541,582)	44,795	$1,860,716

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2013.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $8,632,853 (cost $8,682,795), or 23.8% of total net assets.
[3]	Total Return based on Russell 2000 Growth Index +/- financing at a variable rate.
[4]	Affiliated funds.
[5]	Zero coupon rate security.
[6]	Investment in a product that pays a management fee to a party related to the advisor.

plc — Public Limited Company

Series Y (StylePlus Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 20.6%
Information Technology - 5.5%
Apple, Inc.	556	$265,073
Google, Inc. — Class A*	212	185,692
International Business Machines Corp.	981	181,661
Microsoft Corp.	5,224	174,012
QUALCOMM, Inc.	1,954	131,621
Visa, Inc. — Class A	584	111,603
Oracle Corp.	3,201	106,177
eBay, Inc.*	1,370	76,432
Applied Materials, Inc.	3,920	68,757
Automatic Data Processing, Inc.	922	66,734
Mastercard, Inc. — Class A	87	58,532
Cognizant Technology Solutions Corp. — Class A*	651	53,460
Intel Corp.	2,221	50,905
Accenture plc — Class A	670	49,339
Facebook, Inc. — Class A*	842	42,302
EMC Corp.	1,637	41,842
Texas Instruments, Inc.	740	29,800
Salesforce.com, Inc.*	509	26,422
Total Information Technology		1,720,364
Consumer Discretionary - 4.3%
Comcast Corp. — Class A	3,576	161,455
McDonald's Corp.	938	90,245
Macy's, Inc.	1,991	86,151
Home Depot, Inc.	1,079	81,842
Target Corp.	1,256	80,359
Viacom, Inc. — Class B	815	68,118
Ford Motor Co.	3,926	66,232
Amazon.com, Inc.*	202	63,153
CBS Corp. — Class B	1,113	61,393
DIRECTV*	1,002	59,870
Time Warner Cable, Inc.	484	54,014
Walt Disney Co.	833	53,720
Delphi Automotive plc	883	51,585
Lowe's Companies, Inc.	1,045	49,752
Liberty Global plc — Class A*	582	46,182
Dollar General Corp.*	687	38,788
Bed Bath & Beyond, Inc.*	500	38,680
DISH Network Corp. — Class A	754	33,938
Las Vegas Sands Corp.	385	25,572
NIKE, Inc. — Class B	335	24,334
Netflix, Inc.*	76	23,500
Yum! Brands, Inc.	295	21,060
The Gap, Inc.	520	20,946
Ralph Lauren Corp. — Class A	127	20,921
Coach, Inc.	364	19,849
Total Consumer Discretionary		1,341,659
Consumer Staples - 4.2%
Wal-Mart Stores, Inc.	1,678	124,105
Philip Morris International, Inc.	1,334	115,510
PepsiCo, Inc.	1,450	115,275
Kroger Co.	2,348	94,718
Lorillard, Inc.	2,058	92,157
Walgreen Co.	1,660	89,308
Archer-Daniels-Midland Co.	2,262	83,332
Coca-Cola Co.	2,184	82,730
CVS Caremark Corp.	1,438	81,607
Altria Group, Inc.	2,210	75,914
Whole Foods Market, Inc.	1,063	62,186
Kimberly-Clark Corp.	586	55,213
Costco Wholesale Corp.	415	47,775
General Mills, Inc.	986	47,249
Reynolds American, Inc.	881	42,975
Kellogg Co.	716	42,051
Sysco Corp.	1,193	37,973
Elizabeth Arden, Inc.*	300	11,076
Total Consumer Staples		1,301,154
Health Care - 2.7%
Aetna, Inc.	1,296	82,970
Express Scripts Holding Co.*	1,230	75,989
Johnson & Johnson	683	59,209
Baxter International, Inc.	855	56,166
McKesson Corp.	434	55,682
AbbVie, Inc.	1,179	52,737
Intuitive Surgical, Inc.*	115	43,271
Amgen, Inc.	384	42,985
Bristol-Myers Squibb Co.	858	39,708
Gilead Sciences, Inc.*	630	39,589
Allergan, Inc.	412	37,265
Vertex Pharmaceuticals, Inc.*	461	34,953
Becton Dickinson and Co.	345	34,507
HCA Holdings, Inc.	790	33,773
Zimmer Holdings, Inc.	358	29,406
Medtronic, Inc.	545	29,021
Biogen Idec, Inc.*	101	24,317
Eli Lilly & Co.	475	23,907
Cerner Corp.*	426	22,386
Stryker Corp.	313	21,156
Total Health Care		838,997
Industrials - 2.6%
Waste Management, Inc.	2,041	84,171
Boeing Co.	707	83,074
Union Pacific Corp.	517	80,311
Delta Air Lines, Inc.	3,159	74,521
Deere & Co.	888	72,274
CSX Corp.	2,564	65,997
Lockheed Martin Corp.	498	63,520
United Technologies Corp.	504	54,341
Caterpillar, Inc.	615	51,273
Norfolk Southern Corp.	628	48,576
United Parcel Service, Inc. — Class B	412	37,644
Honeywell International, Inc.	405	33,631
Emerson Electric Co.	439	28,403
3M Co.	210	25,076
Illinois Tool Works, Inc.	294	22,423
Total Industrials		825,235
Energy - 0.5%
Valero Energy Corp.	1,497	51,123
Baker Hughes, Inc.	601	29,508
Schlumberger Ltd.	289	25,536
EOG Resources, Inc.	134	22,684
Southwestern Energy Co.*	553	20,118
Total Energy		148,969

Series Y (StylePlus Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 20.6% (continued)
Telecommunication Services - 0.4%
Verizon Communications, Inc.	2,372	$110,678
Financials - 0.3%
Franklin Resources, Inc.	816	41,248
BlackRock, Inc. — Class A	151	40,864
Total Financials		82,112
Materials - 0.1%
Monsanto Co.	216	22,544
Total Common Stocks
(Cost $6,169,769)		6,391,712
EXCHANGE TRADED FUNDS†, 6 - 5.5%
Guggenheim Enhanced Short Duration ETF	13,770	690,979
Guggenheim BulletShares 2014 High Yield Corporate Bond ETF	12,600	336,319
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	12,500	333,250
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	12,400	331,204
Total Exchange Traded Funds
(Cost $1,693,195)		1,691,752
MUTUAL FUNDS†, 4 - 4.3%
Floating Rate Strategies Fund Institutional Class	25,397	676,571
Macro Opportunities Fund Institutional Class	24,659	649,528
Total Mutual Funds
(Cost $1,372,365)		1,326,099
SHORT TERM INVESTMENTS† - 7.4%
Dreyfus Treasury Prime Cash Management Fund	2,284,511	2,284,511
Total Short Term Investments
(Cost $2,284,511)		2,284,511
	Face Amount
ASSET BACKED SECURITIES†† - 17.5%
Geer Mountain Financing Ltd.
2007-1A, 0.57% due 04/01/14[1,2]	$800,000	793,999
Apidos CDO VIII
2011-8A, 3.37% due 10/17/21[1,2]	500,000	500,002
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.51% due 05/15/21[1,2]	500,000	475,997
Brentwood CLO Corp.
2006-1A, 0.54% due 02/01/22[1,2]	248,167	240,693
2006-1A, 1.09% due 02/01/22[1,2]	250,000	222,422
Duane Street CLO IV Ltd.
2007-4A, 0.49% due 11/14/21[1,2]	437,233	425,209
Newcastle CDO Ltd.
2007-9A, 0.43% due 05/25/52	432,193	419,596
N-Star REL CDO VIII Ltd.
2006-8A, 0.47% due 02/01/41[1,2]	453,618	408,948
Garrison Funding Ltd.
2013-2A, 2.05% due 09/25/23[1,2]	340,000	338,892
Foothill CLO Ltd.
2007-1A, 0.51% due 02/22/21[1,2]	268,612	262,491
FM Leveraged Capital Fund II
2006-2A, 1.86% due 11/15/20[1,2]	250,000	247,091
Race Point IV CLO Ltd.
2007-4A, 1.02% due 08/01/21[1,2]	250,000	231,919
Salus CLO Ltd.
2013-1AN, 2.50% due 03/05/21[1,2]	230,000	231,272
Bristol Bay Funding Ltd.
2004-1A, 1.02% due 02/01/16[1,2]	183,665	183,206
GreenPoint Mortgage Funding Trust 2005-HE4
2005-HE4, 0.88% due 07/25/30[1]	200,000	175,020
Northwoods Capital VII Ltd.
2006-7A, 1.82% due 10/22/21[1,2]	160,000	146,862
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.31% due 02/25/37[1]	87,749	79,101
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.46% due 03/25/38[1,2]	63,882	61,190
Total Asset Backed Securities
(Cost $5,467,723)		5,443,910
U.S. TREASURY BILLS† - 15.1%
U.S. Treasury Bills[5]
due 10/10/13	2,900,000	2,899,988
due 10/03/13	1,000,000	999,999
due 10/31/13	800,000	799,977
Total U.S. Treasury Bills
(Cost $4,699,995)		4,699,964
CORPORATE BONDS†† - 10.5%
Financials - 4.4%
Ford Motor Credit Company LLC
7.00% due 04/15/15	280,000	303,820
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	270,000	281,125
Citigroup, Inc.
1.23% due 07/25/16[1]	260,000	262,309
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
7.75% due 01/15/16	100,000	103,250
8.00% due 01/15/18	40,000	41,900
Mack-Cali Realty, LP
5.13% due 02/15/14	110,000	111,542
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 08/01/18	100,000	100,500

Series Y (StylePlus Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 10.5% (continued)
Financials - 4.4% (continued)
WEA Finance LLC / WT Finance Aust Pty Ltd.
5.75% due 09/02/15[2]	$80,000	$87,018
Emigrant Bancorp, Inc.
6.25% due 06/15/14[2]	60,000	59,775
Total Financials		1,351,239
Materials - 2.4%
Glencore Funding LLC
1.42% due 05/27/16[1,2]	380,000	372,112
Rio Tinto Finance USA plc
1.09% due 06/17/16[1]	260,000	261,261
Anglo American Capital plc
9.38% due 04/08/14[2]	120,000	125,015
Total Materials		758,388
Energy - 1.6%
Ras Laffan Liquefied Natural Gas Company Limited III
5.83% due 09/30/16[2]	366,471	388,459
Petroleos Mexicanos
2.29% due 07/18/18[1]	110,000	113,300
Total Energy		501,759
Industrials - 0.7%
International Lease Finance Corp.
2.20% due 06/15/16[1]	190,000	189,050
Victor Technologies Group, Inc.
9.00% due 12/15/17	30,000	32,325
Total Industrials		221,375
Telecommunication Services - 0.6%
WPP Finance UK
8.00% due 09/15/14	160,000	170,559
Consumer Staples - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19[2]	100,000	103,500
Consumer Discretionary - 0.3%
ServiceMaster Co.
7.00% due 08/15/20	50,000	47,250
Sabre, Inc.
8.50% due 05/15/19[2]	40,000	43,250
Total Consumer Discretionary		90,500
Information Technology - 0.2%
iGATE Corp.
9.00% due 05/01/16	60,000	64,350
Total Corporate Bonds
(Cost $3,280,234)		3,261,670
SENIOR FLOATING RATE INTERESTS†† - 6.3%
Financials - 2.3%
National Financial Partners
5.25% due 07/01/20	259,350	261,079
Knight/Getco
5.75% due 11/30/17	200,000	199,376
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	124,373	123,441
First Data Corp.
4.18% due 03/23/18	100,000	98,925
Total Financials		682,821
Information Technology - 1.2%
Travelport Holdings Ltd.
6.25% due 06/26/19	209,475	211,702
Blue Coat Systems, Inc.
4.50% due 05/31/19	150,000	150,375
Go Daddy Operating Company LLC
4.25% due 12/17/18	19,442	19,397
Total Information Technology		381,474
Consumer Discretionary - 1.0%
Pinnacle Entertainment, Inc.
3.75% due 08/15/16	214,375	214,965
Sears Holdings Corp.
5.50% due 06/30/18	100,000	99,188
Total Consumer Discretionary		314,153
Energy - 0.8%
Ocean Rig ASA
5.50% due 07/15/16	150,000	151,595
Pacific Drilling
4.50% due 05/18/18	99,750	100,074
Total Energy		251,669
Industrials - 0.4%
Thermasys Corp.
5.25% due 05/03/19	130,000	129,350
Health Care - 0.3%
Apria Healthcare Group, Inc.
6.75% due 04/01/20	99,750	100,413
Telecommunication Services - 0.3%
Level 3 Financing, Inc.
4.75% due 08/01/19	100,000	99,812
Total Senior Floating Rate Interests
(Cost $1,946,174)		1,959,692
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.5%
Wachovia Bank Commercial Mortgage Trust Series 2007-WHALE 8
2007-WHL8,0.26% due 06/15/20[1,2]	406,920	401,648
SRERS Funding Ltd.
2011-RS,0.43% due 05/09/46[1,2]	390,166	339,195
Boca Hotel Portfolio Trust
2013-BOCA,3.23% due 08/15/26[1,2]	250,000	250,000
COMM 2007-FL14 Mortgage Trust
2007-FL14,0.93% due 06/15/22[1,2]	210,611	206,450
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2005-6,6.33% due 09/10/47[1,2]	162,090	167,628
GCCFC Commercial Mortgage Trust
2006-FL4A,0.42% due 11/05/21	170,000	166,729

Series Y (StylePlus Large Growth Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Face Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.5% (continued)
Banc of America Large Loan Trust
2007-BMB1,1.28% due 08/15/29[1,2]	$160,000	$158,438
Total Collateralized Mortgage Obligations
(Cost $1,689,666)		1,690,088
MUNICIPAL BONDS†† - 3.3%
New York - 3.2%
New York City Water & Sewer System Revenue Bonds
0.36% due 06/15/33[1]	510,000	510,000
City of New York New York General Obligation Unlimited
0.38% due 04/01/35[1]	260,000	260,000
0.36% due 11/01/26[1]	210,000	210,000
Total New York		980,000
Michigan - 0.1%
Michigan Finance Authority Revenue Notes
4.38% due 08/20/14	50,000	50,319
Total Municipal Bonds
(Cost $1,030,000)		1,030,319
COMMERCIAL PAPER†† - 4.0%
American Water Capital Corp.
0.26% due 10/01/13	250,000	250,000
BAT International Finance plc
0.21% due 10/02/13[2]	250,000	249,998
Nissan Motor Acceptance Corp.
0.24% due 10/02/13[2]	250,000	249,998
VW Credit Canada, Inc.
0.22% due 10/09/13	250,000	249,988
Aon Corp.
0.22% due 10/15/13	250,000	249,979
Total Commercial Paper
(Cost $1,249,963)		1,249,963
Total Investments - 100.0%
(Cost $30,883,595)		$31,029,680
Other Assets & Liabilities, net - 0.0%		1,227
Total Net Assets - 100.0%		$31,030,907

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $128,630)	2	$(77)
December 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $251,475)	3	(2,309)
(Total Aggregate Value of Contracts $380,105)		$(2,386)

Units
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. October 2013 Russell 1000 Growth Index Swap, Terminating 10/05/13 [3] (Notional Value $23,442,839)	29,846	$994,174

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at September 30, 2013.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $7,972,677 (cost $8,020,202), or 25.7% of total net assets.
[3] [4] [5]	Total Return based on Russell 1000 Growth Index +/- financing at a variable rate. Affiliated funds. Zero coupon rate security.
[6]	Investment in a product that pays a management fee to a party related to the advisor.

plc — Public Limited Company

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS† - 70.7%
Industrials - 14.6%
Lockheed Martin Corp.[1,2]	3,993	$509,307
Trinity Industries, Inc.[1,2]	10,800	489,780
AO Smith Corp.[1,2]	9,000	406,800
Towers Watson & Co. — Class A1,2	2,400	256,704
Joy Global, Inc.[1,2]	4,800	244,992
Watts Water Technologies, Inc. — Class A1,2	3,000	169,111
General Electric Co.[1,2]	4,500	107,505
Northrop Grumman Corp.[1,2]	1,100	104,786
Con-way, Inc.[1,2]	1,800	77,562
Huntington Ingalls Industries, Inc.[1,2]	183	12,334
Total Industrials		2,378,881
Health Care - 14.0%
Johnson & Johnson[1,2]	5,300	459,457
ViroPharma, Inc.*,1,2	10,500	412,650
Life Technologies Corp.*,1,2	3,000	224,490
Amgen, Inc.[1,2]	1,900	212,685
WellCare Health Plans, Inc.*,1,2	2,400	167,376
Forest Laboratories, Inc.*,1,2	3,600	154,044
AstraZeneca plc	2,800	145,745
GlaxoSmithKline plc	5,500	138,669
Baxter International, Inc.[1,2]	1,900	124,811
Charles River Laboratories International, Inc.*,1,2	2,100	97,146
Owens & Minor, Inc.[1,2]	2,800	96,852
Kindred Healthcare, Inc.[1,2]	4,100	55,063
Total Health Care		2,288,988
Consumer Discretionary - 13.5%
TJX Companies, Inc.[1,2]	7,600	428,564
Ross Stores, Inc.[1,2]	4,600	334,880
L Brands, Inc.[1,2]	5,400	329,940
Family Dollar Stores, Inc.[1,2]	3,900	280,878
Walt Disney Co.[1,2]	4,322	278,726
The Gap, Inc.[1,2]	6,300	253,764
Jack in the Box, Inc.*,1,2	4,200	168,000
PVH Corp.[1,2]	900	106,821
RadioShack Corp.*,1,2	5,500	18,755
Total Consumer Discretionary		2,200,328
Consumer Staples - 13.4%
Philip Morris International, Inc.[1,2]	10,500	909,195
Altria Group, Inc.[1,2]	17,800	611,430
Herbalife Ltd.[1,2]	5,200	362,804
Wal-Mart Stores, Inc.[1,2]	2,300	170,108
Safeway, Inc.[1,2]	4,200	134,358
Total Consumer Staples		2,187,895
Information Technology - 6.1%
CA, Inc.[1,2]	14,900	442,082
Symantec Corp.[1,2]	6,300	155,925
Arrow Electronics, Inc.*,1,2	2,800	135,884
Avnet, Inc.[1,2]	3,200	133,472
Harmonic, Inc.*,1,2	11,700	89,973
Amkor Technology, Inc.*,1,2	9,800	42,042
Total Information Technology		999,378
Financials - 3.2%
Amtrust Financial Services, Inc.[1,2]	7,623	297,754
Endurance Specialty Holdings Ltd.[1,2]	3,200	171,904
Genworth Financial, Inc. — Class A*,1,2	4,200	53,718
Total Financials		523,376
Energy - 2.6%
Anadarko Petroleum Corp.[1,2]	2,930	272,461
ConocoPhillips[1,2]	1,500	104,265
Phillips 66[1,2]	750	43,365
Total Energy		420,091
Telecommunication Services - 2.4%
AT&T, Inc.[1,2]	11,300	382,166
Utilities - 0.9%
Exelon Corp.[1,2]	5,022	148,852
Total Common Stocks
(Cost $7,940,553)		11,529,955
SHORT TERM INVESTMENTS† - 0.1%
State Street General Account U.S. Government Fund	10,728	10,728
Total Short Term Investments
(Cost $10,728)		10,728
	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 5.5%
Fannie Mae[3]
0.08% due 01/02/14	$600,000	599,969
Federal Home Loan Bank[4]
0.06% due 11/29/13	300,000	299,990
Total Federal Agency Discount Notes
(Cost $899,846)		899,959
REPURCHASE AGREEMENT††,5 - 39.3%
State Street issued 09/30/13 at 0.00% due 10/01/13	6,413,978	6,413,978
Total Repurchase Agreement
(Cost $6,413,978)		6,413,978
Total Long Investments - 115.6%
(Cost $15,265,105)		$18,854,620
	Shares
COMMON STOCKS SOLD SHORT††† - (47.7)%
Consumer Staples - (0.6)%
Monster Beverage Corp.*,6,7	3,270	(96,825)
Utilities - (1.6)%
Korea Electric Power Corp. ADR*,6,7	19,460	(263,294)
Telecommunication Services - (1.8)%
Clearwire Corp. — Class A*,6,7	2,660	(30,138)
Global Crossing Ltd.*,6,7	2,520	(40,244)
Leap Wireless International, Inc.*,6,7	1,600	(69,440)
SBA Communications Corp. — Class A*,6,7	2,600	(74,854)
Savvis, Inc.*,6,7	5,900	(86,966)
Total Telecommunication Services		(301,642)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT† - (47.7)% (continued)
Materials - (2.7)%
China National Building Material Company Ltd. — Class H6,7	17,300	$(23,432)
Anhui Conch Cement Company Ltd. — Class H6,7	5,500	(24,761)
Shougang Fushan Resources Group Ltd.[6,7]	70,000	(25,165)
Sino Gold Mining Ltd.*,6,7	9,100	(37,425)
Turquoise Hill Resources Ltd.*,6,7	4,780	(39,865)
Western Areas Ltd.[6,7]	6,600	(47,325)
Zoltek Companies, Inc.*,6,7	2,900	(52,867)
Silver Wheaton Corp.[6,7]	6,500	(68,246)
Agnico Eagle Mines Ltd.[6,7]	1,900	(125,612)
Total Materials		(444,698)
Energy - (2.7)%
Aquila Resources Ltd.*,6,7	2,860	(22,783)
Arrow Energy Holdings Pty Ltd.*,6,7	9,500	(24,514)
Modec, Inc.[6,7]	1,000	(25,772)
Sevan Marine ASA*,6,7	6,300	(33,049)
Trican Well Service Ltd.[6,7]	2,200	(37,448)
QGC Pty Ltd.*,6,7	13,600	(52,898)
Rio Tinto Coal Mozambique*,6,7	7,100	(54,029)
Imperial Energy Corporation plc*,6,7	4,200	(83,657)
BPZ Resources, Inc.*,6,7	6,000	(112,800)
Total Energy		(446,950)
Industrials - (3.6)%
China Communications Construction Company Ltd. — Class H6,7	16,000	(16,571)
China Merchants Holdings International Company Ltd.[6,7]	4,900	(17,461)
China National Materials Company Ltd. — Class H6,7	37,600	(19,168)
Japan Steel Works Ltd.[6,7]	1,600	(22,196)
Ausenco Ltd.[6,7]	2,300	(24,817)
Toyo Tanso Company Ltd.[6,7]	600	(32,408)
Ryanair Holdings plc[6,7]	10,200	(38,219)
Meyer Burger Technology AG*,6,7	200	(49,879)
USG Corp.*,6,7	5,580	(160,258)
Beijing Capital International Airport Company Ltd. — Class H6,7	232,000	(200,659)
Total Industrials		(581,636)
Information Technology - (4.2)%
Varian Semiconductor Equipment Associates, Inc.*,6,7	1,270	(33,299)
VeriSign, Inc.*,6,7	1,300	(33,319)
Access Company Ltd.*,6,7	18	(34,682)
Electronic Arts, Inc.*,6,7	900	(36,720)
Intermec, Inc.*,6,7	2,570	(50,937)
Baidu, Inc. ADR*,6,7	200	(53,726)
Riverbed Technology, Inc.*,6,7	4,100	(54,530)
Rambus, Inc.*,6,7	3,680	(56,451)
Red Hat, Inc.*,6,7	3,300	(58,905)
VMware, Inc. — Class A*,6,7	2,500	(71,450)
Equinix, Inc.*,6,7	1,000	(79,940)
Cree, Inc.*,6,7	4,200	(115,332)
Total Information Technology		(679,291)
Financials - (7.6)%
C C Land Holdings Ltd.[6,7]	53,000	(14,782)
Franshion Properties China Ltd.[6,7]	84,600	(23,552)
Mizuho Trust & Banking Company Ltd.*,6,7	18,800	(26,216)
Aozora Bank Ltd.[6,7]	17,300	(27,861)
Monex Group, Inc.[6,7]	83	(29,140)
Mizuho Financial Group, Inc.[6,7]	12,000	(49,593)
Aeon Mall Company Ltd.[6,7]	1,900	(58,221)
PrivateBancorp, Inc. — Class A6,7	2,400	(103,200)
Erste Group Bank AG6,7	5,500	(337,971)
Wells Fargo & Co.[6,7]	12,937	(565,621)
Total Financials		(1,236,157)
Health Care - (8.7)%
Sepracor, Inc.*,6,7	1,350	(23,625)
Exelixis, Inc.*,6,7	4,700	(30,127)
Intuitive Surgical, Inc.*,6,7	200	(56,100)
Zeltia S.A.*,6,7	8,500	(57,969)
Savient Pharmaceuticals, Inc.*,6,7	3,240	(64,282)
Sequenom, Inc.*,6,7	3,140	(64,715)
Luminex Corp.*,6,7	2,700	(68,823)
Auxilium Pharmaceuticals, Inc.*,6,7	1,960	(72,167)
Vertex Pharmaceuticals, Inc.*,6,7	2,700	(74,709)
Align Technology, Inc.*,6,7	6,300	(76,860)
Acorda Therapeutics, Inc.*,6,7	2,900	(77,575)
Intercell AG*,6,7	2,000	(78,778)
Rigel Pharmaceuticals, Inc.*,6,7	3,070	(78,838)
XenoPort, Inc.*,6,7	1,790	(82,036)
Regeneron Pharmaceuticals, Inc.*,6,7	3,810	(82,715)
AMAG Pharmaceuticals, Inc.*,6,7	1,900	(82,954)
Basilea Pharmaceutica[6,7]	500	(83,364)
Cepheid, Inc.*,6,7	5,500	(84,700)
Alnylam Pharmaceuticals, Inc.*,6,7	3,000	(88,230)
athenahealth, Inc.*,6,7	2,700	(96,795)
Total Health Care		(1,425,362)
Consumer Discretionary - (14.2)%
Tokyo Broadcasting System Holdings, Inc.[6,7]	1,300	(21,836)
Genting Singapore plc[6,7]	132,800	(43,724)
bwin Interactive Entertainment AG*,6,7	1,700	(48,431)
Bwin.Party Digital Entertainment plc*,6,7	16,200	(60,974)
Sky Deutschland AG*,6,7	4,200	(68,951)
Focus Media Holding Ltd. ADR*,6,7	2,500	(75,000)
Marui Group Company Ltd.[6,7]	31,000	(233,861)
Pool Corp.[6,7]	12,350	(305,663)

Series Z (Alpha Opportunity Series)
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2013

	Shares	Value
COMMON STOCKS SOLD SHORT††† - (47.7)% (continued)
Consumer Discretionary - (14.2)% (continued)
Electrolux AB6,7	32,100	$(422,058)
Brisa Auto-Estradas de Portugal S.A.*,6,7	47,200	(490,927)
Volkswagen AG6,7	1,300	(539,374)
Total Consumer Discretionary		(2,310,799)
Total Common Stock Sold Short
(Proceeds $7,620,060)		(7,786,654)
Total Securities Sold Short- (47.7)%
(Proceeds $7,620,060)		$(7,786,654)
Other Assets & Liabilities, net - 32.1%		5,236,763
Total Net Assets - 100.0%		$16,304,729

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS PURCHASED†
December 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,341,200)	16	$(12,066)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2013.
[2]	All or a portion of the security is deemed illiquid due to the Fund's exposure to Lehman Brothers International Europe ("LBIE") prime brokerage services. The total market value of illiquid securities is $11,245,542 (cost $7,134,985), or 69.0% of total net assets. The security was deemed liquid at the time of purchase.
[3]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[4]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[5]	Repurchase Agreement — See Note 3.
[6]	All or a portion of this security was fair valued by the Valuation Committee at September 30, 2013. The total market value of fair valued securities amounts to $(7,786,654) (proceeds $7,620,060), or (47.8%) of total net assets.
[7]	Illiquid security.

ADR — American Depositary Receipt
plc — Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. All time references are based on Eastern Time.

A. Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Exchange Traded Funds ("ETFs") and Mutual Funds are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

Premiums received from options written are entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option written expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The senior floating rate interests (loans) in which certain Funds invest are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and salability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the last quoted value of the index that the swap pertains to at the close of the NYSE, adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s CME price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Directors has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.  Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.  Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

B. Futures – Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

C. Options Written – Certain Funds wrote call options on a covered basis and put options on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the writer the obligation to sell or purchase a security at a specified price, until a certain date. Options were used minimally to hedge the Funds’ portfolio, to increase returns, to maintain exposure to the equity markets, and create liquidity. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. An amount equal to the premium received is entered in the Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

D. Securities Sold Short – Certain Funds may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Funds’ net assets be in deposits on short sales against the box. When a Fund makes a short sale, the Fund does not immediately deliver the securities sold from its own account, or receive the proceeds from the sale. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund is said to have a “short position” in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Funds may make short sales that are not “against the box,” which create opportunities to increase the Funds’ return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statements of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1A and are required to be adjusted daily to reflect changes in the market value of the securities sold short.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of  investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2013:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Series A (StylePlus Large Core Series)	$135,081,553	$–	$86,047,426	$5,229,979	$996,513	$227,355,471
Series B (Large Cap Value Series)	268,899,236	–	–	–	–	268,899,236
Series C (Money Market Series)	31,111,590	–	51,345,334	–	–	82,456,924
Series D (World Equity Income Series)	189,103,252	–	–	–	–	189,103,252
Series E (Total Return Bond Series)	7,174,056	–	91,039,399	198,830	382,749	98,795,034
Series F (Floating Rate Strategies Series)	6,631,521	–	44,712,943	–	379,633	51,724,097
Series J (StylePlus Mid Growth Series)	89,964,597	14,179	58,086,371	5,420,642	647,734	154,133,523
Series M (Macro Opportunities Series)	5,118,285	–	20,489,995	–	350,430	25,958,710
Series N (Managed Asset Allocation Series)	61,633,363	387,813	-	5,309	–	62,026,485
Series O (All Cap Value Series)	144,083,145	–	-	–	–	144,083,145
Series P (High Yield Series)	22,057,286	–	102,736,183	–	59	124,793,528
Series Q (Small Cap Value Series)	129,735,888	–	643,920	–	–	130,379,808
Series V (Mid Cap Value Series)	288,835,666	–	1,452,482	–	–	290,288,148
Series X (StylePlus Small Growth Series)	21,007,891	932	15,414,911	1,860,716	–	38,284,450
Series Y (StylePlus Large Growth Series)	16,394,038	–	14,635,692	994,174	–	32,023,904
Series Z (Alpha Opportunity Series)	11,540,683	–	7,313,937	–	–	18,854,620
Liabilities
Series A (StylePlus Large Core Series)	$–	$14,813	$–	$–	$–	$14,813
Series E (Total Return Bond Series)	–	–	–	807	–	807
Series J (StylePlus Mid Growth Series)	–	741	–	–	–	741
Series M (Macro Opportunities Series)	–	–	–	8,707	–	8,707
Series N (Managed Asset Allocation Series)	–	16,165	–	12,227	–	28,392
Series O (All Cap Value Series)	–	22,790	–	–	–	22,790
Series Q (Small Cap Value Series)	–	101,410	–	–	–	101,410
Series V (Mid Cap Value Series)	–	68,635	–	–	–	68,635
Series Y (StylePlus Large Growth Series)	–	2,386	–	–	–	2,386
Series Z (Alpha Opportunity Series)	–	12,066	–	–	7,786,654	7,798,720

* Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended September 30, 2013, there were no transfers between levels.

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2013, the repurchase agreements in the joint account were as follows:

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
SBL Z (Alpha Opportunity Series)	State Street			Fannie Mae
	0.00%			2.12%
	Due 10/01/13	$6,413,978	$6,413,978	11/07/22	$7,055,000	$6,549,516

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

4. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares, or control of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended September 30, 2013 in which the portfolio company is an “affiliated person” are as follows:

Fund	Security	Value 12/31/2012	Additions	Reductions	Value 09/30/2013	Shares 09/30/2013	Investment Income
Series V (Mid Cap Value Series)	Common Stock:
	Hydrogen Corp.	$8,337	$-	$-	$4,706	672,346	$-

5. Options Written

Transactions in options written during the period ended September 30, 2013 were as follows:

Call Options Written

	Series O (All Cap Value Series)		Series Q (Small Cap Value Series)		Series V (Mid Cap Value Series)
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2012	–	$–	–	$–	–	$–
Options Written	275	68,666	560	138,451	921	220,910
Options terminated in closing purchase transactions	–	–	–	–	–	–
Options expired	(67)	(14,606)	(131)	(25,894)	(312)	(61,842)
Options exercised	(122)	(24,992)	(146)	(29,845)	(350)	(71,524)
Balance at September 30, 2013	86	$29,068	283	$82,712	259	$87,544

Put Options Written

	Series O (All Cap Value Series)		Series Q (Small Cap Value Series)		Series V (Mid Cap Value Series)
	Number of contracts	Premium amount	Number of contracts	Premium amount	Number of contracts	Premium amount
Balance at December 31, 2012	–	$–	–	$–	–	$–
Options Written	289	29,316	827	71,481	733	97,040
Options terminated in closing purchase transactions	–	–	–	–	–	–
Options expired	(52)	(15,342)	(85)	(25,080)	(228)	(67,272)
Options exercised	(237)	(13,974)	(220)	(12,968)	(505)	(29,768)
Balance at September 30, 2013	–	$–	522	$33,433	–	$–

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these are accounted for and their effects on the Funds’ financial position and results of operations.

Certain funds utilized options to minimally hedge the Funds’ portfolio to increase returns, to maintain exposure to the equity markets, and create liquidity.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Liquidity	Speculation
Series A (StylePlus Large Core Series)	x
Series E (Total Return Bond Series)	x
Series J (StylePlus Mid Growth Series)	x
Series M (Macro Opportunities Series)	x
Series N (Managed Asset Allocation Series)	x		x
Series O (All Cap Value Series)		x
Series Q (Small Cap Value Series)		x
Series V (Mid Cap Value Series)		x
Series X (StylePlus Small Growth Series)	x
Series Y (StylePlus Large Growth Series)	x
Series Z (Alpha Opportunity Series)	x

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund's net assets on a daily basis
Fund	Long	Short
Series A (StylePlus Large Core Series)	80%*	-
Series E (Total Return Bond Series)	20%	-
Series J (StylePlus Mid Growth Series)	80%	-
Series M (Macro Opportunities Series)	-	5%
Series N (Managed Asset Allocation Series)	55%	5%
Series X (StylePlus Small Growth Series)	80%	-
Series Y (StylePlus Large Growth Series)	75%	-
Series Z (Alpha Opportunity Series)	55%	-

* Effective April 30, 2013, certain changes were made to the Series’ principal investment strategies to include derivative investments.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_________SBL Fund _____________________________

By (Signature and Title)*   /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date November 12, 2013_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Donald C. Cacciapaglia

Donald C. Cacciapaglia, President

Date November 12, 2013_____________________________

By (Signature and Title)*   Nikolaos Bonos

Nikolaos Bonos, Vice President & Treasurer

Date November 12, 2013______________________________

* Print the name and title of each signing officer under his or her signature.